United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2005

Date of reporting period: 03/31/2005

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (94.94%)

Aerospace/Defense (1.23%)
Boeing Co.	36,164	$2,114,147
General Dynamics Corp.	8,652	926,197
Lockheed Martin Corp.	17,510	1,069,161
Northrop Grumman Corp.	15,649	844,733
Raytheon Co.	19,570	757,359
Rockwell Collins	7,677	365,348

		6,076,945

Agriculture, Foods, & Beverage (3.69%)
Anheuser Busch Companies Inc.	33,781	1,600,882
Archer-Daniels-Midland Co.	27,158	667,544
Campbell Soup Co.	14,304	415,102
Coca-Cola Enterprises Inc.	15,540	318,881
ConAgra Inc.	22,261	601,492
General Mills Inc.	15,872	780,109
Hershey Foods Corp.	9,576	578,965
HJ Heinz Co.	15,125	557,205
Kellogg Co.	15,349	664,151
McCormick & Co. Inc.	5,863	201,863
Molson Coors Brewing Co. Class B	3,503	270,326
Pepsico Inc.	72,890	3,865,357
Reynolds American Inc.	5,116	412,298
Sara Lee Corp.	34,320	760,531
Sysco Corp.	27,686	991,159
The Coca-Cola Co.	98,488	4,103,995
The Pepsi Bottling Group Inc.	8,754	243,799
WM Wrigley Jr. Co.	8,565	561,607
Yum! Brands Inc.	12,630	654,360

		18,249,626

Airlines (0.10%)
Delta Air Lines Inc. (a)	5,331	21,591
Southwest Airlines Co.	32,155	457,887

		479,478

Automotive (0.82%)
Cooper Tire & Rubber Co.	3,029	55,612
Dana Corp.	6,362	81,370
Delphi Corp.	24,405	109,334
Ford Motor Co.	79,587	901,721
General Motors Corp.	24,559	721,789
Genuine Parts Co.	7,530	327,480
Goodyear Tire & Rubber Co. (a)	7,377	98,483
Harley Davidson Inc.	12,644	730,317
ITT Industries Inc.	3,992	360,238
Navistar International Corp. (a)	2,969	108,072
Paccar Inc.	7,555	546,906
Visteon Corp.	5,543	31,651

		4,072,973

Banks (5.97%)
AmSouth Bancorporation	15,286	396,672
Bank of America Corp.	176,044	7,763,540
Bank of New York Inc.	33,834	982,878
BB&T Corp.	23,741	927,798
Comerica Inc.	7,336	404,067
Fifth Third Bancorp	22,694	975,388
Golden West Financial Corp.	12,341	746,631
Huntington Bancshares Inc.	9,967	238,211
JPMorgan Chase & Co.	154,340	5,340,164
M&T Bank Corp.	4,317	440,593
Northern Trust Corp.	8,942	388,440
PNC Bank Corp.	12,292	632,792
State Street Corp.	14,421	630,486
SunTrust Banks Inc.	14,793	1,066,132
Synovus Financial Corp.	13,354	372,042
US Bancorp	80,512	2,320,356
Washington Mutual Inc.	37,943	1,498,749
Wells Fargo & Co.	73,652	4,404,390

		29,529,329

Building Materials & Construction (0.59%)
American Standard Cos. Inc.	7,923	368,261
Centex Corp.	5,512	315,672
Fluor Corp.	3,654	202,541
KB Home	1,849	217,184
Leggett & Platt Inc.	8,185	236,383
Louisiana-Pacific Corp.	4,649	116,876
Masco Corp.	19,482	675,441
Pulte Homes Inc.	5,189	382,066
Stanley Works	3,355	151,881
Vulcan Materials Co.	4,428	251,643

		2,917,948

Chemicals (1.66%)
Air Products & Chemicals Inc.	9,898	626,445
Ashland Inc.	2,940	198,362
Bemis Co. Inc.	4,567	142,125
Eastman Chemical Co.	3,400	200,600
EI du Pont de Nemours and Co.	43,312	2,219,307
Engelhard Corp.	5,301	159,189
Great Lakes Chemical Corp.	2,186	70,214
Hercules Inc. (a)	4,873	70,561
International Flavors & Fragrances Inc.	3,926	155,077
Pall Corp.	5,315	144,143
PPG Industries Inc.	7,534	538,832
Praxair Inc.	13,957	667,982
Rohm & Haas Co.	8,540	409,920
Sealed Air Corp. (a)	3,596	186,776
Sigma-Aldrich Corp.	2,949	180,626
Temple-Inland Inc.	2,442	177,167
The Dow Chemical Co.	41,426	2,065,086

		8,212,412

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Commercial Service/Supply (1.61%)
Allied Waste Industries Inc. (a)	12,008	$87,778
Apollo Group Inc. CL A (a)	7,258	537,528
Ball Corp.	4,808	199,436
Cendant Corp.	45,865	942,067
Cintas Corp.	6,600	272,646
Convergys Corp. (a)	6,124	91,431
Eastman Kodak Co.	12,365	402,481
Ecolab Inc.	9,733	321,676
Equifax Inc.	5,738	176,099
Interpublic Group of Companies Inc. (a)	18,213	223,656
Monster Worldwide Inc. (a)	5,156	144,626
Moody’s Corp.	6,013	486,211
Omnicom Group Inc.	8,102	717,189
Pactiv Corp. (a)	6,334	147,899
Paychex Inc.	15,561	510,712
Pitney Bowes Inc.	9,962	449,485
Robert Half International Inc.	7,090	191,146
RR Donnelley & Sons Co.	9,284	293,560
Ryder System Inc.	2,740	114,258
Snap-On Inc.	2,546	80,937
Waste Management Inc.	24,590	709,422
WW Grainger Inc.	3,663	228,095
Xerox Corp. (a)	41,302	625,725

		7,954,063

Computer Software & Services (6.61%)
Adobe Systems Inc.	10,581	710,726
Applied Materials Inc. (a)	72,522	1,178,482
AutoDesk Inc.	9,868	293,672
Automatic Data Processing Inc.	25,341	1,139,078
BMC Software Inc. (a)	9,682	145,230
Computer Associates International Inc.	23,280	630,888
Computer Sciences Corp. (a)	8,319	381,426
Compuware Corp. (a)	16,369	117,857
Comverse Technology Inc. (a)	8,508	214,572
Ebay Inc. (a)	52,686	1,963,080
Electronic Arts Inc. (a)	13,386	693,127
Electronic Data Systems Corp.	22,524	465,571
EMC Corp. (a)	104,532	1,287,834
Intel Corp.	270,310	6,279,301
Intuit Inc. (a)	8,073	353,355
KLA Tencor Corp. (a)	8,476	389,981
Linear Technology Corp.	13,280	508,757
Microsoft Corp.	439,578	10,624,600
Oracle Corp. (a)	195,490	2,439,715
Sungard Data Systems (a)	12,575	433,838
Unisys Corp. (a)	14,216	100,365
Veritas Software Corp. (a)	18,225	423,185
Yahoo! Inc. (a)	56,770	1,924,503

		32,699,143

Computers (3.13%)
Apple Computer Inc. (a)	35,506	1,479,535
Dell Inc. (a)	106,803	4,103,371
Gateway Inc. (a)	13,018	52,463
Hewlett-Packard Co.	125,968	2,763,738
International Business Machines Corp.	70,945	6,482,954
Sun Microsystems Inc. (a)	146,905	593,496

		15,475,557

Consumer & Marketing (4.59%)
Alberto-Culver Co.	3,779	180,863
Altria Group Inc.	89,841	5,874,703
Avery Dennison Corp.	4,467	276,641
Avon Products Inc.	20,500	880,270
Black & Decker Corp.	3,495	276,070
Brown-Forman Corp. Class B	4,002	219,109
Brunswick Corp.	4,148	194,334
Clorox Co.	6,602	415,860
Colgate-Palmolive Co.	22,768	1,187,807
Danaher Corp.	12,036	642,843
Darden Restaurants Inc.	6,483	198,898
Fortune Brands Inc.	6,303	508,211
Hasbro Inc.	7,359	150,492
Kimberly Clark Corp.	20,861	1,371,193
Mattel Inc.	17,937	382,955
Maytag Corp.	3,176	44,369
Newell Rubbermaid Inc.	11,978	262,797
Starbucks Corp. (a)	17,372	897,437
The Gillette Co.	43,066	2,173,972
The Procter & Gamble Co.	109,557	5,806,521
UST Inc.	7,134	368,828
Wendy’s International Inc.	4,866	189,969
Whirlpool Corp.	2,878	194,927

		22,699,069

Electronic/Electrical Mfg. (4.50%)
Advanced Micro Devices Inc. (a)	17,167	276,732
Agilent Technologies Inc. (a)	18,977	421,289
Emerson Electric Co.	18,223	1,183,219
Freescale Semiconductor Inc. Class B (a)	17,491	301,720
General Electric Co.	460,279	16,597,661
LSI Logic Corp. (a)	16,875	94,331
Micron Technology Inc. (a)	26,422	273,204
Molex Inc.	7,435	195,987
National Semiconductor Corp.	15,310	315,539
PerkinElmer Inc.	5,456	112,557
Rockwell Automation Inc.	7,658	433,749
Texas Instruments Inc.	74,783	1,906,219
Waters Corp. (a)	5,191	185,786

		22,297,993

Financial Services (9.30%)
Affiliated Computer Services (a)	5,440	289,626

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
AMBAC Financial Group Inc.	4,684	$350,129
American Express Co.	51,030	2,621,411
Apartment Investment and Management Co.	4,087	152,036
Archstone Smith Trust	8,704	296,893
Bear Stearns Companies Inc.	4,889	488,411
Capital One Financial Corp.	10,746	803,478
Charles Schwab Corp.	50,303	528,685
CIT Group Inc.	9,069	344,622
Citigroup Inc.	226,924	10,197,965
Compass Bancshares Inc.	5,286	239,984
Countrywide Financial Corp.	25,233	819,063
E Trade Group Inc. (a)	15,930	191,160
Equity Office Properties Trust	17,403	524,352
Equity Residential	12,168	391,931
Federal Home Loan Mortgage Corp.	29,890	1,889,048
Federal National Mortgage Association	42,047	2,289,459
Federated Investors Inc. Class B	4,204	119,015
First Data Corp.	34,936	1,373,334
First Horizon National Corp.	5,285	215,575
Franklin Resources Inc.	8,654	594,097
Goldman Sachs Group Inc.	19,486	2,143,265
H&R Block Inc.	7,120	360,130
Janus Capital Group Inc.	10,115	141,104
KeyCorp	17,595	570,958
Lehman Brothers Holdings Inc.	11,996	1,129,543
Marshall & Ilsley Corp.	9,101	379,967
MBIA Inc.	6,069	317,287
MBNA Corp.	55,520	1,363,016
Mellon Financial Corp.	18,293	522,082
Merrill Lynch & Co. Inc.	40,435	2,288,621
MGIC Investment Corp.	4,154	256,177
Morgan Stanley	48,335	2,767,179
National City Corp.	25,943	869,091
North Fork Bancorporation	20,471	567,866
Principal Financial Group	13,069	503,026
ProLogis Trust	7,901	293,127
Providian Financial Corp. (a)	12,652	217,108
Regions Financial Corp.	20,059	649,912
Simon Property Group Inc.	9,546	578,297
SLM Corp.	18,684	931,211
Sovereign Bancorp Inc.	16,167	358,261
T Rowe Price Group Inc.	5,393	320,236
Wachovia Corp.	68,867	3,506,019
Zions Bancorporation	3,875	267,453

		46,021,210

Forest Products & Paper (0.53%)
Georgia Pacific Corp.	11,224	398,340
International Paper Co.	21,316	784,215
MeadWestvaco Corp.	8,723	277,566
OfficeMax Inc.	4,141	138,723
Plum Creek Timber Co., Inc.	7,921	282,780
Weyerhaeuser Co.	10,554	722,949

		2,604,573

Health Care (12.08%)
Abbott Laboratories	67,716	3,156,920
Aetna Inc.	12,733	954,338
Allergan Inc.	5,674	394,173
Amerisourcebergen Corp.	4,803	275,164
Amgen Inc. (a)	54,362	3,164,412
Applera Corp.- Applied Biosystems Group	8,389	165,599
Bausch & Lomb Inc.	2,330	170,789
Baxter International Inc.	26,938	915,353
Becton Dickinson & Co.	10,923	638,122
Biogen Idec Inc. (a)	14,407	497,186
Biomet Inc.	10,940	397,122
Boston Scientific Corp. (a)	33,163	971,344
Bristol-Myers Squibb Co.	84,893	2,161,376
Cardinal Health Inc.	18,846	1,051,607
Caremark Rx Inc. (a)	19,869	790,389
Chiron Corp. (a)	6,540	229,292
CR Bard Inc.	4,512	307,177
Eli Lilly & Co.	49,205	2,563,581
Express Scripts Inc. (a)	3,265	284,675
Forest Laboratories Inc. (a)	15,362	567,626
Genzyme Corp. (a)	10,698	612,354
Gilead Sciences Inc. (a)	18,695	669,281
Guidant Corp.	14,021	1,036,152
HCA Inc.	17,915	959,707
Health Management Associates Inc.	10,511	275,178
Hospira Inc. (a)	6,655	214,757
Humana Inc. (a)	6,870	219,428
IMS Health Inc.	10,016	244,290
Johnson & Johnson	129,141	8,673,110
King Pharmaceuticals Inc. (a)	10,162	84,446
Laboratory Corp. of America Holdings (a)	5,967	287,609
Manor Care Inc.	3,685	133,987
McKesson Corp.	12,844	484,861
Medco Health Solutions Inc. (a)	11,977	593,700
Medimmune Inc. (a)	10,841	258,124
Medtronic Inc.	52,540	2,676,913
Merck & Co. Inc.	95,911	3,104,639
Mylan Laboratories	11,745	208,121
Pfizer Inc.	324,004	8,511,585
Quest Diagnostics Inc.	4,010	421,571
Schering Plough Corp.	64,102	1,163,451
St. Jude Medical Inc. (a)	15,698	565,128
Stryker Corp.	16,369	730,221
Tenet Healthcare Corp. (a)	20,179	232,664
UnitedHealth Group Inc.	27,898	2,660,911

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Watson Pharmaceuticals Inc. (a)	4,816	$147,996
WellPoint Inc. (a)	13,251	1,661,013
Wyeth	58,041	2,448,169
Zimmer Holdings Inc. (a)	10,724	834,434

		59,770,045

Insurance (3.89%)
Ace Ltd.	12,252	505,640
AFLAC Inc.	21,817	812,901
American International Group Inc.	113,116	6,267,757
Aon Corp.	13,630	311,309
Chubb Corp.	8,280	656,356
Cigna Corp.	5,691	508,206
Cincinnati Financial Corp.	6,936	302,479
Jefferson-Pilot Corp.	5,861	287,482
Lincoln National Corp.	7,507	338,866
Loews Corp.	6,998	514,633
Marsh & McLennan Companies Inc.	22,845	694,945
MetLife Inc.	31,837	1,244,827
Progressive Corp.	8,704	798,679
Prudential Financial Inc.	22,770	1,306,998
Safeco Corp.	5,466	266,249
St. Paul Travelers Co. Inc.	29,097	1,068,733
The Allstate Corp.	29,440	1,591,526
The Hartford Financial Services Group Inc.	12,855	881,339
Torchmark Corp.	4,649	242,678
UNUMProvident Corp.	12,842	218,571
XL Capital Ltd.	5,986	433,207

		19,253,381

Leisure, Lodging & Gaming (0.61%)
Carnival Corp.	22,968	1,189,972
Harrahs Entertainment Inc.	4,892	315,925
Hilton Hotels Corp.	16,582	370,608
Marriott International Class A	8,797	588,168
Starwood Hotels Resorts	9,242	554,797

		3,019,470

Machinery & Manufacturing (3.40%)
3M Co.	33,552	2,875,071
Caterpillar Inc.	14,901	1,362,547
Cooper Industries Ltd.	3,998	285,937
Cummins Inc.	1,895	133,313
Deere & Co.	10,681	717,016
Dover Corp.	8,779	331,758
Eaton Corp.	6,654	435,172
Goodrich Corp.	5,143	196,925
Honeywell International Inc.	36,851	1,371,226
Illinois Tool Works Inc.	11,980	1,072,569
Ingersoll-Rand Co.	7,478	595,623
Johnson Controls Inc.	8,234	459,128
Millipore Corp. (a)	2,107	91,444
Monsanto Co.	11,579	746,846
Parker Hannifin Corp.	5,175	315,261
Textron Inc.	5,874	438,318
Thermo Electron Corp. (a)	6,886	174,147
Tyco International Ltd.	87,448	2,955,742
United Technologies Corp.	22,249	2,261,833

		16,819,876

Media & Broadcasting (3.62%)
Clear Channel Communications	23,026	793,706
Comcast Corp. Class A (a)	96,084	3,245,717
Dow Jones & Co. Inc.	3,123	116,707
Gannett Co. Inc.	10,926	864,028
Knight-Ridder Inc.	3,296	221,656
McGraw Hill Companies Inc.	8,281	722,517
Meredith Corp.	2,030	94,902
New York Times Co.	6,244	228,406
News Corp. Class A	125,143	2,117,420
The Walt Disney Co.	88,938	2,555,189
Time Warner Inc. (a)	199,621	3,503,349
Tribune Co.	13,051	520,343
Univision Communications Inc. (a)	12,844	355,650
Viacom Inc. Class B	74,065	2,579,684

		17,919,274

Mining & Metals (0.69%)
ALCOA Inc.	37,875	1,151,021
Allegheny Technologies Inc.	3,879	93,523
Freeport-McMoRan Copper & Gold Inc.	7,696	304,839
Newmont Mining Corp. Holding Co.	19,298	815,340
Nucor Corp.	6,953	400,215
Phelps Dodge Corp.	4,162	423,400
United States Steel Corp.	4,912	249,775

		3,438,113

Oil & Gas (8.20%)
Amerada Hess Corp.	3,750	360,787
Anadarko Petroleum Corp.	10,346	787,331
Apache Corp.	14,192	868,976
Baker Hughes Inc.	14,594	649,287
BJ Services Co.	6,987	362,486
Burlington Resources Inc.	16,768	839,574
ChevronTexaco Corp.	91,398	5,329,417
ConocoPhillips	30,223	3,259,248
Devon Energy Corp.	20,766	991,576
El Paso Corp.	27,714	293,214
EOG Resources Inc.	10,315	502,753
Exxon Mobil Corp.	277,289	16,526,424
Halliburton Co.	21,927	948,343
Kerr-McGee Corp.	7,099	556,065
Kinder Morgan Inc.	4,830	365,631

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
Marathon Oil Corp.	15,089	$707,976
Nabors Industries Ltd. (a)	6,169	364,835
National Oilwell Varco Inc. (a)	7,236	337,921
Noble Corp.	5,829	327,648
Occidental Petroleum Corp.	17,262	1,228,537
Rowan Companies Inc. (a)	4,689	140,342
Schlumberger Ltd.	25,615	1,805,345
Sunoco Inc.	3,059	316,668
Transocean Inc. (a)	13,966	718,690
Unocal Corp.	11,765	725,783
Valero Energy Corp.	11,088	812,418
Williams Companies Inc.	24,811	466,695

		40,593,970

Retailers (6.32%)
Albertsons Inc.	15,873	327,777
AutoNation Inc. (a)	9,985	189,116
AutoZone Inc. (a)	2,994	256,586
Bed Bath & Beyond Inc. (a)	13,031	476,153
Best Buy Inc.	13,055	705,101
Big Lots Inc. (a)	4,759	57,203
Circuit City Stores Inc.	8,527	136,858
Coach Inc. (a)	8,319	471,105
Costco Wholesale	20,534	907,192
CVS Corp.	17,296	910,116
Dillard’s Inc. Class A	3,100	83,390
Dollar General Corp.	13,269	290,724
Family Dollar Stores	7,308	221,871
Federated Department Stores Inc.	7,321	465,908
GAP Inc.	32,200	703,248
Home Depot Inc.	95,381	3,647,369
JC Penney Inc.	12,320	639,654
Kohls Corp. (a)	14,246	735,521
Kroger Co. (a)	31,659	507,494
Limited Brands	16,699	405,786
Lowe’s Companies Inc.	33,573	1,916,683
May Department Stores Co.	12,586	465,934
McDonald’s Corp.	55,270	1,721,108
Nordstrom Inc.	5,563	308,079
Office Depot Inc. (a)	13,497	299,363
Radioshack Corp.	6,723	164,713
Safeway Inc. (a)	19,285	357,351
Sears Holdings Corp. (a)	4,168	555,053
Sherwin Williams Co.	5,591	245,948
Staples Inc.	21,402	672,665
Supervalu Inc.	5,751	191,796
Target Corp.	38,901	1,945,828
Tiffany & Co.	6,240	215,405
TJX Companies Inc.	20,823	512,870
Toys “R” Us Inc. (a)	9,273	238,872
Wal-Mart Stores Inc.	147,205	7,376,443
Walgreen Co.	44,373	1,971,049

		31,297,332

Technology (2.19%)
Altera Corp. (a)	16,216	320,753
American Power Conversion Corp.	7,888	205,956
Analog Devices Inc.	16,111	582,252
Applied Micro Circuits Corp. (a)	13,349	43,918
Avaya Inc. (a)	20,924	244,392
Broadcom Corp. (a)	12,788	382,617
Citrix Systems Inc. (a)	7,263	173,005
Fiserv Inc. (a)	8,324	331,295
Fisher Scientific International Inc. (a)	5,109	290,804
International Game Technology	14,853	395,981
Jabil Circuit Inc. (a)	8,080	230,442
L-3 Communications Holdings Inc.	4,950	351,549
Lexmark International Group Inc. (a)	5,539	442,954
Maxim Integrated Products Inc.	14,106	576,512
Mercury Interactive Corp. (a)	3,611	171,089
NCR Corp. (a)	8,013	270,359
Network Appliance Inc. (a)	15,935	440,762
Novell Inc. (a)	16,502	98,352
Novellus Systems Inc. (a)	6,106	163,213
NVIDIA Corp. (a)	7,083	168,292
Parametric Technology Corp. (a)	11,526	64,430
PMC Sierra Inc. (a)	7,915	69,652
Q Logic Corp. (a)	3,958	160,299
Qualcomm Inc.	71,492	2,620,182
Sabre Holdings Corp.	5,813	127,189
Sanmina Corp. (a)	22,214	115,957
Siebel Systems Inc. (a)	22,029	201,125
Solectron Corp. (a)	41,890	145,358
Symantec Corp. (a)	30,631	653,359
Symbol Technologies Inc.	10,351	149,986
Tektronix Inc.	3,745	91,865
Teradyne Inc. (a)	8,274	120,800
Xilinx Inc.	15,019	439,005

		10,843,704

Telecom & Telecom Equipment (4.66%)
ADC Telecommunications Inc. (a)	34,603	68,860
Alltel Corp.	13,078	717,328
Andrew Corp. (a)	6,859	80,319
AT&T Corp.	34,805	652,594
BellSouth Corp.	79,570	2,091,895
CenturyTel Inc.	5,831	191,490
Ciena Corp. (a)	23,712	40,785
Cisco Systems Inc. (a)	280,799	5,023,494
Citizens Communications Co.	14,468	187,216
Corning Inc. (a)	61,304	682,313
JDS Uniphase Corp. (a)	61,403	102,543
Lucent Technologies Inc. (a)	191,097	525,517

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Motorola Inc.	106,530	$1,594,754
Nextel Communications Inc. Class A (a)	48,959	1,391,415
Qwest Communications International Inc. (a)	73,175	270,747
SBC Communications Inc.	143,488	3,399,231
Scientific-Atlanta Inc.	6,531	184,305
Sprint FON Group	64,221	1,461,028
Tellabs Inc. (a)	19,712	143,898
Verizon Communications	120,309	4,270,969

		23,080,701

Textiles & Clothing (0.32%)
Jones Apparel	5,237	175,387
Liz Claiborne Inc.	4,727	189,695
Nike Inc.	10,031	835,683
Reebok International Ltd.	2,470	109,421
VF Corp.	4,403	260,393

		1,570,579

Transportation (1.51%)
Burlington Northern Santa Fe Corp.	16,447	886,987
CSX Corp.	9,289	386,887
FedEx Corp.	13,094	1,230,181
Norfolk Southern Corp.	17,407	644,929
Union Pacific Corp.	11,348	790,955
United Parcel Service Class B	48,613	3,536,110

		7,476,049

Utilities & Energy (3.12%)
Allegheny Energy Inc. (a)	5,840	120,654
Ameren Corp.	8,400	411,684
American Electric Power Co. Inc.	16,776	571,391
Calpine Corp. (a)	21,941	61,435
CenterPoint Energy Inc.	12,777	153,707
Cinergy Corp.	8,268	335,019
CMS Energy Corp. (a)	8,589	112,001
Consolidated Edison Inc.	10,447	440,655
Constellation Energy Group Inc.	7,656	395,815
Dominion Resources Inc.	14,802	1,101,713
DTE Energy Co.	7,496	340,918
Duke Energy Corp.	40,683	1,139,531
Dynegy Inc. (a)	14,736	57,618
Edison International	14,058	488,094
Entergy Corp.	9,322	658,693
Exelon Corp.	28,889	1,325,716
FirstEnergy Corp.	14,235	597,158
FPL Group Inc.	17,011	682,992
KeySpan Corp.	6,929	270,023
Nicor Inc.	1,914	70,990
NiSource Inc.	11,694	266,506
Peoples Energy Corp.	1,597	66,946
PG&E Corp.	15,674	534,483

	Shares or principal amount	Value
Pinnacle West Capital Corp.	3,898	$165,704
PPL Corp.	8,144	439,695
Progress Energy Inc.	10,653	446,893
Public Service Enterprise Group Inc.	10,368	563,916
Sempra Energy	10,241	408,001
TECO Energy Inc.	8,799	137,968
The AES Corp. (a)	28,033	459,181
The Southern Co.	32,286	1,027,663
TXU Corp.	10,381	826,639
Xcel Energy Inc.	17,268	296,664
XTO Energy Corp.	14,978	491,878

		15,467,944

Total Common Stocks (cost $485,258,029)		469,840,757

Short-term Investments (4.94%)
U.S. Treasury Bills, 2.625%, 04/14/2005 (b)	$24,456,000	24,433,231

Total Short-term Investments (cost $24,432,797)		24,433,231

TOTAL INVESTMENTS (99.88%) (cost $509,690,826)		494,273,988

OTHER ASSETS, NET OF LIABILITIES (0.12%)		614,410

NET ASSETS (100.00%)		$494,888,398

(a)	Non-income producing security.
(b)	At March 31, 2005, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.13%)

Automotive & Transportation (4.22%)
AAR Corp. (a)	7,637	$103,863
Aftermarket Technology Corp. (a)	2,167	35,755
Airtran Holdings Inc. (a)	19,252	174,231
Alaska Air Group Inc. (a)	6,361	187,268
Alexander & Baldwin Inc.	9,700	399,640
Amerco Inc. (a)	1,962	90,841
America West Holdings Corp. Class B (a)	9,834	53,399
Arctic Cat Inc.	3,670	99,310
Arkansas Best Corp.	5,074	191,696
ArvinMeritor Inc.	15,728	243,312
Aviall Inc. (a)	5,950	166,600
Bandag Inc.	2,622	123,182
Coachmen Industries Inc.	3,295	44,812
Collins & Aikman Corp. (a)	10,113	12,439
Commercial Vehicle Group Inc. (a)	1,675	33,500
Continental Airlines Inc. (a)	15,464	186,187
Cooper Tire & Rubber Co.	14,586	267,799
Covenant Transport Inc. (a)	1,870	32,912
Delta Air Lines Inc. (a)	24,702	100,043
EGL Inc. (a)	8,313	189,536
ExpressJet Holdings Inc. (a)	8,628	98,445
Fleetwood Enterprises Inc. (a)	12,543	109,124
Florida East Coast Industries Inc.	5,272	223,955
FLYi Inc. (a)	9,680	12,294
Forward Air Corp.	5,052	215,114
Frontier Airlines Inc. (a)	7,888	82,666
GATX Corp.	11,376	377,569
Genesee & Wyoming Inc. (a)	4,645	120,352
Goodyear Tire & Rubber Co. (a)	34,503	460,615
Greenbrier Companies Inc.	1,504	52,775
GulfMark Offshore Inc. (a)	3,037	78,689
Hayes Lemmerz International Inc. (a)	7,997	41,584
Heartland Express Inc.	10,063	192,706
Hub Group Inc. (a)	1,639	102,716
Kansas City Southern (a)	14,490	279,077
Keystone Automotive Industries Inc. (a)	3,388	78,466
Kirby Corp. (a)	5,157	216,749
Knight Transportation Inc.	8,438	208,165
Laidlaw International (a)	23,039	479,211
Landstar Systems Inc. (a)	13,715	449,166
Marine Products Corp.	3,600	60,516
Marten Transport Ltd. (a)	1,444	30,801
Mesa Air Group Inc. (a)	6,593	46,151
Modine Manufacturing Co.	5,817	170,613
Monaco Coach Corp.	6,305	101,826
Noble International Ltd.	1,276	28,914
Northwest Airlines Corp. (a)	16,278	108,900
Offshore Logistics Inc. (a)	4,691	156,304
Old Dominion Freight Line Inc. (a)	3,739	116,470
Overnite Corp.	6,454	206,463
Overseas Shipholding Group Inc.	6,068	381,738
Pacer International Inc. (a)	6,868	164,077
PAM Transportation Services Inc. (a)	745	12,814
Pinnacle Airlines Corp. (a)	4,025	42,745
Quality Distribution Inc. (a)	2,212	24,000
Quixote Corp.	1,870	40,523
Railamerica Inc. (a)	7,981	99,603
Sauer Danfoss Inc.	2,992	67,709
SCS Transportation Inc. (a)	3,237	60,176
Seabulk International Inc. (a)	1,163	24,179
Skywest Inc.	13,213	245,630
Sports Resorts International Inc. (a)	9,357	31,065
Standard Motor Products Inc.	2,474	28,946
Stoneridge Inc. (a)	3,378	41,245
Strattec Security Corp. (a)	790	42,328
Superior Industries International Inc.	5,126	135,378
Swift Transportation Co. Inc. (a)	11,557	255,872
Tenneco Automotive Inc. (a)	9,740	121,360
US Xpress Enterprises Inc. Class A (a)	1,159	18,950
USF Corp.	6,295	303,797
Visteon Corp.	28,727	164,031
Wabash National Corp.	7,336	178,998
Wabtec Corp.	8,379	171,686
Werner Enterprises Inc.	10,641	206,755
Winnebago Industries Inc.	5,935	187,546

		10,693,872

Consumer Discretionary (18.92%)
1-800 Contacts Inc. (a)	1,401	29,239
1-800-Flowers.com Inc. (a)	4,082	30,901
24/7 Real Media Inc. (a)	20,128	65,416
4 Kids Entertainment Inc. (a)	3,290	72,742
99 Cents Only Stores (a)	11,639	153,286
Aaron Rents Inc.	8,478	169,560
ABM Industries Inc.	8,679	166,897
AC Moore Arts & Crafts Inc. (a)	3,021	80,540
Action Performance Companies Inc.	3,687	48,779
Administaff Inc.	4,958	72,387
Advanced Marketing Services Inc. (a)	3,527	21,162
Advisory Board Co. (a)	4,262	186,249
Advo Inc.	7,059	264,360
Aeropostale Inc. (a)	12,692	415,663
Alderwoods Group Inc. (a)	8,600	106,984
Alliance Gaming Corp. (a)	11,873	113,862
Alloy Inc. (a)	8,117	47,728
Ambassadors Group Inc.	1,659	55,444
America’s Car-Mart Inc. (a)	1,131	39,653
American Greetings Corp.	14,543	370,556
American Woodwork Corp.	2,358	85,548
Ameristar Casinos Inc.	2,487	135,989
AMN Healthcare Services Inc. (a)	3,570	56,799
Angelica Corp.	2,200	61,600
Applica Inc. (a)	4,804	24,308
aQuantive Inc. (a)	9,734	107,755

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Arbitron Inc.	7,419	$318,275
Argosy Gaming Co. (a)	5,922	271,938
Asbury Automotive Group (a)	3,119	48,033
Atari Inc. (a)	2,600	8,216
Autobytel.com inc. (a)	8,810	44,402
Aztar Corp. (a)	7,834	223,739
Banta Corp.	5,775	247,170
Bassett Furniture Industries Inc.	2,150	42,355
Beasley Broadcast Group Inc. (a)	1,800	32,004
bebe stores Inc.	2,583	87,693
Big 5 Sporting Goods Corp.	4,749	117,300
BJ’s Restaurant Inc. (a)	2,400	46,536
Blair Corp.	2,120	69,896
Blue Nile Inc. (a)	1,199	33,152
Blyth Inc.	6,987	222,466
Bob Evans Farms Inc.	8,411	197,238
Bombay Co. Inc. (a)	8,126	43,068
Bon-Ton Stores Inc.	613	11,089
Bowne & Co. Inc.	8,388	126,156
Boyd Gaming Corp.	10,174	530,574
Bright Horizons Family Solutions Inc. (a)	6,202	209,255
Brightpoint Inc. (a)	4,327	81,045
Brookstone Inc. (a)	4,150	67,313
Brown Shoe Co. Inc.	4,259	145,956
Buckle Inc.	1,875	65,456
Buffalo Wild Wings Inc. (a)	1,422	53,794
Build-A-Bear-Workshop, Inc. (a)	2,184	66,940
Burlington Coat Factory Warehouse Corp.	4,399	126,251
Cache Inc. (a)	1,704	23,089
California Pizza Kitchen Inc. (a)	4,158	97,464
Callaway Golf Co.	14,933	191,142
Carmike Cinemas Inc.	1,856	69,192
Carter’s Inc. (a)	1,470	58,433
Casella Waste Systems Inc. (a)	4,100	54,243
Casual Male Retail Group Inc. (a)	6,376	41,380
Catalina Marketing Corp.	12,162	314,996
Cato Corp.	4,209	135,740
CBRL Group Inc.	10,820	446,866
CDI Corp.	2,940	65,062
CEC Entertainment Inc. (a)	8,390	307,074
Central European Distribution Corp. (a)	2,692	89,617
Central Garden & Pet Co. (a)	3,932	172,458
Central Parking Corp.	5,770	99,129
Century Business Services Inc. (a)	9,704	39,786
Charles River Associates Inc. (a)	2,301	113,554
Charlotte Russe Holding Inc. (a)	2,549	32,933
Charming Shoppes Inc. (a)	25,532	207,575
Charter Communications Inc. (a)	59,769	95,630
Chattem Inc. (a)	3,845	170,987
Chemed Corp.	2,959	226,304
Cherokee Inc.	1,365	45,700
Children’s Place Retail Stores Inc. (a)	3,799	181,402
Christopher & Banks Corp.	8,429	148,350
Churchill Downs Inc.	1,791	70,906
CKE Restaurants Inc. (a)	11,743	186,127
Clark Inc.	4,368	67,617
CMGI Inc. (a)	87,372	181,734
CNET Networks Inc. (a)	28,300	267,152
Coinstar Inc. (a)	5,579	118,275
Coldwater Creek Inc. (a)	7,528	139,117
Conn’s Inc. (a)	685	12,878
Consolidated Graphics Inc. (a)	3,011	158,379
Cornell Co. Inc. (a)	3,189	40,181
Corrections Corporation of America (a)	8,665	334,469
Cosi Inc. (a)	3,810	25,908
Cost Plus Inc. (a)	5,549	149,157
CoStar Group Inc. (a)	4,023	148,248
Courier Corp.	1,200	62,928
Cross Country Healthcare Inc. (a)	5,825	97,627
Crown Media Holdings Inc. (a)	5,600	50,456
CSK Auto Corp. (a)	10,662	188,184
CSS Industries Inc.	403	14,730
Cumulus Media Inc. (a)	11,129	158,588
Dave & Buster’s Inc. (a)	2,771	51,818
Deb Shops Inc.	1,160	32,735
Deckers Outdoor Corp. (a)	1,952	69,764
Department 56 Inc. (a)	2,978	51,996
Design Within Reach Inc. (a)	688	10,826
DHB Industries Inc. (a)	5,191	45,681
DiamondCluster International Inc. (a)	5,535	89,113
Dick’s Sporting Goods Inc. (a)	6,840	251,233
Digital Theater Systems Inc. (a)	4,082	73,925
Dollar Thrifty Automotive Group Inc. (a)	5,880	192,746
Domino’s Pizza Inc.	5,377	100,496
DoubleClick Inc. (a)	26,834	206,622
Dover Downs Gaming & Entertainment Inc.	2,894	36,030
Dover Motorsports Inc.	5,438	27,462
Dress Barn Inc. (a)	5,368	97,805
Drugstore.com Inc. (a)	7,476	19,288
Earthlink Inc. (a)	30,740	276,660
Educate, Inc. (a)	1,935	26,838
Electronics Boutique Holdings Corp. (a)	3,205	137,719
Elizabeth Arden Inc. (a)	5,056	120,029
Emmis Communications Corp. (a)	11,655	224,009
Empire Resorts Inc. (a)	4,137	29,911
Ennis Inc.	5,527	93,517
Entravision Communications Corp. (a)	10,326	91,592
Escalade Inc.	1,256	17,119
Ethan Allen Interiors Inc.	7,408	237,056
Exponent Inc. (a)	1,359	32,467
FindWhat.com (a)	5,811	60,260
Finish Line Inc.	8,734	202,192
First Advantage Corp. (a)	619	12,999

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Fisher Communications Inc. (a)	1,361	$70,377
Forrester Research Inc. (a)	3,838	54,039
Fred’s Inc.	9,240	158,651
FTD Group Inc. (a)	1,622	19,659
FTI Consulting Inc. (a)	10,070	207,845
Furniture Brands International Inc.	11,767	256,638
G&K Services Inc.	4,109	165,552
Gamestop Corp. Class B (a)	10,349	230,783
Gander Mountain Co. (a)	1,326	17,371
Gaylord Entertainment Co. (a)	7,311	295,364
Genesco Inc. (a)	5,282	150,114
Geo Group Inc. (a)	2,594	74,137
Gevity HR Inc.	5,450	104,204
Goody’s Family Clothing Inc.	4,296	38,793
Gray Television Inc.	9,926	143,629
Great Wolf Resorts Inc. (a)	3,831	95,583
Greenfield Online (a)	984	19,336
Group 1 Automotive Inc. (a)	4,857	127,739
GSI Commerce Inc. (a)	3,921	53,051
Guess ? Inc. (a)	3,461	47,416
Guitar Center Inc. (a)	5,525	302,936
Gymboree Corp. (a)	6,453	80,921
Hancock Fabrics Inc.	3,765	28,012
Handleman Co.	5,895	111,769
Harris Interactive Inc. (a)	9,415	43,403
Hartmarx Corp. (a)	3,850	36,729
Haverty Furniture Companies Inc.	4,011	61,168
Heidrick & Struggles International Inc. (a)	4,890	179,805
Hibbett Sporting Goods Inc. (a)	5,345	160,564
Hollinger International Inc.	13,029	142,016
Hollywood Entertainment Corp. (a)	12,237	161,161
Hooker Furniture Corp.	2,603	49,171
Hot Topic Inc. (a)	10,704	233,882
Hudson Highland Group Inc. (a)	4,990	85,279
IHOP Corp.	4,866	232,011
Infospace Inc. (a)	7,436	303,612
InfoUSA Inc. (a)	6,127	64,395
Insight Communications Company Inc. (a)	11,075	131,239
Insight Enterprises Inc. (a)	11,018	193,476
Insurance Auto Auctions Inc. (a)	2,150	59,877
Inter Parfums Inc.	958	13,795
Interchange Corp. (a)	2,567	26,017
Internap Network Services Corp. (a)	62,317	36,767
iPass Inc. (a)	9,628	58,923
Isle of Capri Casinos Inc. (a)	4,550	120,757
iVillage Inc. (a)	6,234	37,965
J Jill Group Inc. (a)	4,070	56,003
Jack in the Box Inc. (a)	8,192	303,923
Jackson Hewitt Tax Service	8,464	177,067
Jakks Pacific Inc. (a)	5,548	119,116
Jarden Corp. (a)	6,341	290,925
Jo-Ann Stores Inc. (a)	4,446	124,888
John H Harland Co.	6,524	224,165
Joseph A. Bank Clothiers Inc. (a)	2,196	64,343
Journal Communications Inc.-A	4,206	69,609
Journal Register Co. (a)	9,571	159,836
K-Swiss Inc.	5,981	197,552
K2 Inc. (a)	9,036	124,245
Kellwood Co.	6,457	185,897
Kelly Services Inc.	3,924	112,972
Kenneth Cole Productions Inc.	2,255	65,711
kforce Inc. (a)	4,715	51,818
Kimball International Inc.	7,187	104,211
Kirkland’s Inc. (a)	2,668	29,508
Korn/Ferry International Inc (a)	8,758	166,665
Krispy Kreme Doughnuts Inc. (a)	12,179	92,926
La Quinta Corp. (a)	41,689	354,356
La-Z-Boy Inc.	12,633	175,978
Labor Ready Inc. (a)	9,448	176,205
Lakes Entertainment Inc. (a)	2,713	48,834
Landry’s Restaurants Inc.	4,528	130,950
Leapfrog Enterprises Inc. (a)	7,131	80,937
Learning Tree International (a)	3,423	49,325
LECG Corp. (a)	2,348	46,021
Libbey Inc.	3,483	73,143
Liberty Corp.	3,867	156,807
Life Time Fitness Inc. (a)	3,025	81,614
Lifeline Systems Inc. (a)	1,800	54,576
Lifetime Hoan Corp.	1,321	20,462
LIN TV Corp. (a)	6,690	113,262
Linens ’N Things Inc. (a)	10,387	257,909
Lithia Motors Inc.	3,598	92,145
LKQ Corp. (a)	3,117	62,558
Lodgenet Entertainment Corp. (a)	3,076	57,952
Lone Star Steakhouse Saloon Inc.	3,582	103,538
LookSmart Ltd. (a)	14,600	12,994
Magna Entertainment (a)	9,510	58,391
Mannatech Inc.	3,189	62,345
Manning (Greg) Auctions Inc. (a)	1,581	15,921
Marchex Inc. (a)	1,123	20,933
Marcus Corp.	4,820	98,810
MarineMax Inc. (a)	2,705	84,342
Martha Stewart Living Omnimedia Inc. (a)	2,739	61,874
Matthews International Corp.	7,289	238,788
Maximus Inc.	4,635	155,226
Mediacom Communications Corp. Class A (a)	13,610	89,009
Medical Staffing Network Holdings Inc. (a)	3,123	20,643
Men’s Wearhouse Inc. (a)	6,974	294,373
Midas Inc. (a)	4,172	95,247
Midway Games Inc. (a)	10,219	104,847
Monro Muffler Brake Inc. (a)	1,800	46,458

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Movado Group Inc.	4,600	$85,100
Movie Gallery Inc.	5,712	163,820
MPS Group Inc. (a)	23,326	245,156
MTR Gaming Group Inc. (a)	4,420	54,808
Multimedia Games Inc. (a)	4,908	38,086
National Presto Industries Inc.	1,399	56,380
Nautilus Group Inc.	6,852	162,804
Navarre Corp. (a)	4,722	37,540
Navigant Consulting Inc. (a)	10,787	293,730
Navigant International Inc. (a)	2,941	40,174
Neoforma Inc. (a)	2,924	23,246
Netratings Inc. (a)	2,858	43,585
Nevada Gold & Casinos Inc (a)	1,793	22,950
New York & Co., Inc. (a)	2,159	43,331
Nexstar Broadcasting Group Inc (a)	1,602	11,294
NIC Inc. (a)	5,503	26,249
Nu Skin Enterprises Inc.	11,920	268,319
O’Charley’s Inc. (a)	5,111	111,113
Oakley Inc.	6,009	77,035
Oshkosh B’Gosh Inc.	2,118	64,599
Overstock.com Inc. (a)	2,679	115,170
Oxford Industries Inc.	3,191	116,759
Panera Bread Co. (a)	6,629	374,737
Pantry Inc. (a)	2,963	91,764
Papa Johns International Inc. (a)	3,165	109,889
Party City Corp. (a)	2,331	34,126
Paxson Communications Corp. (a)	7,201	4,969
Payless Shoesource Inc. (a)	15,099	238,413
PC Connection Inc. (a)	1,982	11,634
PC Mall Inc. (a)	1,695	21,052
PDI Inc. (a)	2,103	43,112
Pegasus Solutions Inc. (a)	6,694	79,123
Penn National Gaming Inc. (a)	14,762	433,708
Pep Boys-Manny Moe & Jack	13,121	230,667
Perry Ellis International Inc. (a)	1,187	26,636
PetMed Express Inc. (a)	2,077	15,391
PF Chang’s China Bistro Inc. (a)	5,899	352,760
Phillips-Van Heusen Corp.	6,004	159,947
Pinnacle Entertainment Inc. (a)	8,647	144,405
PLATO Learning Inc. (a)	3,306	25,787
Playboy Enterprises Inc. (a)	4,731	61,030
Playtex Products Inc. (a)	5,848	52,632
Pre-Paid Legal Services Inc.	3,082	104,295
Prestige Brands Holdings Inc. (a)	5,275	93,104
Priceline.Com Inc. (a)	5,630	141,876
Primedia Inc. (a)	29,655	128,999
Princeton Review Inc. (a)	3,400	18,734
Proquest Co. (a)	5,928	214,297
Pulitzer Inc.	2,020	128,735
Quiksilver Inc. (a)	13,433	389,960
Rare Hospitality International Inc. (a)	7,710	238,085
RC2 Corp. (a)	3,719	126,446
Reader’s Digest Association Inc.	22,849	395,516
Red Robin Gourmet Burgers Inc. (a)	2,847	144,941
Regent Comunications Inc. (a)	5,440	29,104
Renaissance Learning Inc.	2,538	43,451
Rent-Way Inc. (a)	5,418	44,428
Resources Connection Inc. (a)	10,856	227,216
Restoration Hardware Inc. (a)	5,593	31,880
Retail Ventures Inc. (a)	2,490	22,684
Revlon Inc. (a)	29,760	85,709
RH Donnelley Corp. (a)	5,306	308,226
Rollins Inc.	6,979	129,809
Rush Enterprises Inc. (a)	236	3,979
Russ Berrie & Co. Inc.	2,193	41,996
Russell Corp.	6,605	119,418
Ryan’s Restaurant Group Inc. (a)	9,287	134,940
Saga Communications Inc. (a)	3,450	55,545
Salem Communications Corp. (a)	2,500	51,500
Schawk Inc.	1,385	25,276
Scholastic Corp. (a)	7,059	260,407
School Speciality Inc. (a)	5,146	201,517
Scientific Games Corp. Class A (a)	17,601	402,183
SCP Pool Corp.	12,184	388,182
Select Comfort Corp. (a)	8,431	172,330
Sharper Image Corp. (a)	2,414	40,097
Shoe Carnival Inc. (a)	2,178	38,115
ShopKo Stores Inc. (a)	6,779	150,629
Shuffle Master Inc. (a)	7,921	229,392
Sinclair Broadcast Group Inc.	8,907	71,523
Sitel Corp. (a)	7,813	15,313
Six Flags Inc. (a)	21,290	87,715
Skechers USA Inc. (a)	4,990	77,245
Sohu.com Inc. (a)	5,148	90,502
Sonic Automotive Inc.	6,532	148,342
Sonic Corp. (a)	13,678	456,845
Sotheby’s Holdings Inc. (a)	11,449	194,175
Source Interlink Co. Inc. (a)	3,825	43,031
Sourcecorp (a)	3,691	74,337
Spanish Broadcasting System Inc. (a)	7,500	76,950
Speedway Motorsports Inc.	3,419	122,058
Spherion Corp. (a)	13,991	104,793
Sports Authority Inc. (a)	5,231	143,853
Stage Stores Inc. (a)	4,305	165,269
Stamps.com Inc. (a)	4,450	73,870
Stanley Furniture Inc.	1,180	55,790
Startek Inc.	2,775	46,620
Steak N Shake (a)	5,678	109,869
Stein Mart Inc. (a)	5,275	118,687
Steinway Musical Instruments Inc. (a)	1,659	49,704
Steven Madden Ltd. (a)	2,300	38,387
Stewart Enterprises Inc. (a)	23,831	146,561
Strayer Education Inc.	3,438	389,594
Stride Rite Corp.	8,174	108,714
Sturm Ruger & Co. Inc.	4,336	30,048
Systemax Inc. (a)	654	3,558

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Take-Two Interactive Software Inc. (a)	10,243	$400,501
TBC Corp. (a)	4,437	123,615
TeleTech Holdings Inc. (a)	8,630	111,500
Tempur Pedic International (a)	4,407	82,235
Texas Roadhouse, Inc. Class A (a)	1,614	45,321
Thomas Nelson Inc.	2,496	59,030
Thor Industries Inc.	8,202	245,322
THQ Inc. (a)	8,707	245,015
TiVo Inc. (a)	9,653	49,906
Too Inc. (a)	7,999	197,335
Topps Co. Inc.	7,818	72,004
Toro Co.	4,875	431,437
Tractor Supply Co. (a)	7,315	319,300
Trans World Entertainment Corp. (a)	5,179	76,287
Travelzoo Inc. (a)	667	33,163
Triarc Companies Inc. Class B	8,050	111,331
Tuesday Morning Corp. (a)	5,999	173,191
Tupperware Corp.	11,821	240,676
Unifirst Corp.	2,559	102,104
United Auto Group Inc.	4,483	124,762
United Natural Foods Inc. (a)	9,014	258,071
United Online Inc. (a)	14,979	156,830
United Stationers Inc. (a)	7,813	353,538
Universal Electronics Inc. (a)	2,900	48,952
Universal Technical Institute, Inc. (a)	3,360	123,648
USANA Health Sciences Inc. (a)	2,409	113,946
Vail Resorts Inc. (a)	4,880	123,220
Valassis Communications Inc. (a)	12,060	421,618
Value Line Inc.	444	17,316
ValueClick Inc. (a)	17,548	186,184
ValueVision Media Inc. Class A (a)	4,832	59,772
Ventiv Health Inc. (a)	4,394	101,062
Vertrue Inc. (a)	2,069	73,325
Volt Information Sciences Inc. (a)	2,248	54,289
Warnaco Group Inc. (a)	10,188	244,920
Waste Connections Inc. (a)	10,568	367,238
Water Pik Technology (a)	1,858	36,603
Watson Wyatt & Co. Holdings	7,930	215,696
WD-40 Co.	3,862	125,476
WebSideStory, Inc. (a)	1,232	15,092
Wesco International Inc. (a)	4,361	122,108
West Marine Inc. (a)	3,131	66,565
Wireless Facilities Inc. (a)	11,848	74,050
WMS Industries Inc. (a)	4,899	137,956
Wolverine World Wide Inc.	13,615	291,769
World Fuel Services Corp.	5,998	188,937
World Wrestling Entertainment	3,627	43,524
Yankee Candle Co. (a)	10,819	342,962
Young Broadcasting Inc. Class A (a)	5,121	44,245
Zale Corp. (a)	11,952	355,213

		47,973,020

Consumer Staples (1.67%)
American Italian Pasta Co.	3,779	103,545
Arden Group Inc. Class A	29	2,058
Boston Beer Co. Inc. (a)	1,700	37,230
Cal-Maine Foods Inc.	2,826	22,212
Casey’s General Stores Inc.	11,095	199,377
Chiquita Brands International Inc.	10,043	268,952
Coca-Cola Bottling Co. Consolidated	461	24,115
Corn Products International Inc.	16,400	426,236
Dimon Inc.	9,957	62,231
Farmer Brothers Co.	2,000	47,900
Flowers Foods Inc.	7,885	222,436
Great Atlantic & Pacific Tea Co. Inc. (a)	4,500	67,050
Hain Celestial Group Inc. (a)	6,043	112,642
Hansen Natural Corp. (a)	1,756	105,483
Ingles Markets Inc.	2,553	34,006
J&J Snack Foods Corp.	1,290	60,411
John B. Sanfilippo & Son Inc. (a)	1,406	34,559
Lance Inc.	5,111	82,134
Longs Drug Stores Corp.	7,003	239,643
M & F Worldwide Corp. (a)	2,173	28,988
Maui Land & Pineapple Co. (a)	490	21,021
Nash Finch Co.	2,910	110,551
Omega Protein Corp. (a)	272	1,855
Pathmark Stores Inc. (a)	7,160	45,180
Peet’s Coffee & Tea Inc. (a)	2,997	73,876
Performance Food Group Co. (a)	10,899	301,684
Provide Commerce Inc. (a)	1,067	30,815
Ralcorp Holdings Inc.	6,671	315,872
Ruddick Corp.	7,500	173,625
Sanderson Farms Inc.	2,253	97,352
Seaboard Corp.	58	62,234
Sensient Technology Corp.	10,384	223,879
Smart & Final Inc. (a)	3,327	40,456
Standard Commercial Corp.	2,699	50,201
Universal Corp.	5,261	240,796
Vector Group Ltd.	6,267	96,386
Weis Markets Inc.	2,964	109,283
Wild Oats Markets Inc. (a)	6,559	69,722

		4,245,996

Durable Products (8.41%)
Actuant Corp. (a)	6,095	273,787
ADE Corp. (a)	2,194	48,707
Advanced Energy Industries Inc. (a)	4,884	47,228
American Superconductor Corp. (a)	5,481	54,700
AO Smith Corp.	4,025	116,202
Applied Films Corp. (a)	3,622	83,741
Applied Industrial Technologies Inc.	6,786	184,579
Applied Signal Technology Inc.	2,311	52,922
Arris Group Inc. (a)	18,945	130,910
Artesyn Technologies Inc. (a)	7,908	68,879
Astec Industries Inc. (a)	2,993	65,996
ASV Inc. (a)	1,667	66,088

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Asyst Technologies Corp. (a)	11,241	$53,844
ATMI Inc. (a)	7,552	189,102
Audiovox Corp. (a)	4,114	52,412
August Technology Corp. (a)	4,491	52,635
Axcelis Technologies Inc. (a)	22,063	161,060
Baldor Electric Co.	7,592	195,950
BE Aerospace Inc. (a)	12,036	144,432
Beazer Homes USA Inc.	9,216	459,510
Belden CDT Inc.	11,041	245,221
Blount International Inc. (a)	787	13,363
Brady Corp.	8,290	268,181
Brooks Automation Inc. (a)	10,674	162,031
Bucyrus International Inc. Cl A	2,771	108,235
C&D Technologies Inc.	5,829	58,581
C-COR Inc. (a)	10,381	63,116
Cascade Corp.	2,454	85,890
Champion Enterprises Inc. (a)	15,801	148,529
Cognex Corp.	9,448	235,066
Cohu Inc.	5,526	88,140
CompX International Inc.	800	13,584
Comstock Homebuilding Companies Inc. (a)	487	10,368
Credence Systems Corp. (a)	21,359	168,950
CTS Corp.	8,673	112,749
Cuno Inc. (a)	3,759	193,175
Curtiss-Wright Corp.	4,755	271,035
Cymer Inc. (a)	8,652	231,614
Darling International Inc. (a)	13,321	53,151
DDi Corp. (a)	4,851	13,583
Dionex Corp. (a)	4,189	228,301
Dominion Homes Inc. (a)	721	12,207
Ducommun Inc. (a)	2,743	54,860
Dupont Photomasks Inc. (a)	3,961	105,640
Duratek Inc. (a)	2,156	43,012
Electro Scientific Industries Inc. (a)	7,222	140,035
Engineered Support Systems Inc.	4,943	264,549
EnPro Industries Inc. (a)	5,241	144,128
Entegris Inc. (a)	12,124	119,906
ESCO Technologies Inc. (a)	2,983	239,684
Esterline Technologies Corp. (a)	5,706	197,142
Faro Technologies Inc. (a)	2,507	59,015
Federal Signal Corp.	10,679	162,000
FEI Co. (a)	6,366	147,373
Flanders Corp. (a)	1,978	22,312
Flowserve Corp. (a)	12,739	329,558
Franklin Electric Co. Inc.	3,704	139,752
FSI International Inc. (a)	6,145	25,993
Gardner Denver Inc. (a)	4,655	183,919
Gencorp Inc.	10,386	207,720
General Binding Corp. (a)	1,300	27,300
General Cable Corp. (a)	9,147	110,404
Genlyte Group Inc. (a)	2,810	252,816
Global Imaging Systems Inc. (a)	5,356	189,924
Global Power Equipment Group (a)	6,543	62,682
Gormann-Rupp Co.	1,987	42,641
Headwaters Inc. (a)	8,604	282,383
Heico Corp.	4,283	86,088
Helix Technology Corp.	6,712	103,835
IDEX Corp.	11,337	457,448
Imagistics International Inc. (a)	4,115	143,737
INTAC International (a)	3,700	46,620
InterDigital Communications Corp. (a)	13,030	199,620
Interface Inc. (a)	9,451	64,456
Intevac Inc. (a)	3,546	33,439
Itron Inc. (a)	5,749	170,400
JLG Industries Inc.	10,432	224,810
Joy Global Inc.	17,342	608,011
Kadant Inc. (a)	3,068	56,911
Kaman Corp.	4,732	58,913
Keithley Instruments Inc.	3,536	57,036
Kennametal Inc.	8,091	384,242
Knoll Inc.	348	5,805
Kulicke & Soffa Industries Inc. (a)	11,745	73,876
Levitt Corp-Class A	3,711	95,150
Lincoln Electric Holdings Inc.	7,460	224,397
Lindsay Manufacturing Co.	3,428	65,406
Littelfuse Inc. (a)	4,897	140,299
LTX Corp. (a)	13,895	61,694
Magnetek Inc. (a)	3,826	20,393
Manitowoc Inc.	6,903	278,812
MasTec Inc. (a)	5,069	41,616
Mattson Technology Inc. (a)	8,475	67,292
Measurement Specialties Inc. (a)	2,636	60,628
Meritage Homes Corp. (a)	4,772	281,166
Metrologic Instruments Inc. (a)	2,210	49,681
MI Homes Inc.	2,723	133,236
Middleby Corp.	940	46,436
Milacron Inc. (a)	7,305	22,280
Mine Safety Appliances Co.	4,833	187,230
MKS Instruments Inc. (a)	7,839	124,483
Mobile Mini Inc. (a)	3,310	133,757
Moog Inc. (a)	5,959	269,347
MTC Technologies Inc. (a)	1,923	62,498
Mykrolis Corp. (a)	10,069	143,987
Nacco Industries Inc.	1,195	121,818
Nordson Corp.	6,056	222,982
Orbital Sciences Corp. (a)	11,345	109,820
Orleans Homebuilders Inc.	448	8,239
Palm Harbor Homes Inc. (a)	3,896	63,349
Paxar Corp. (a)	7,515	160,370
Photon Dynamics Inc. (a)	4,018	76,583
Photronics Inc. (a)	7,506	135,859
Powell Industries Inc. (a)	1,390	25,743
Power-One Inc. (a)	14,905	72,438
Powerwave Technologies Inc. (a)	22,672	175,481
Presstek Inc. (a)	6,899	53,260

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Rae Systems Inc. (a)	6,816	$20,925
Rayovac Corp. (a)	11,572	481,395
Regal-Beloit Corp.	5,647	162,577
Robbins & Myers Inc.	3,398	74,790
Rofin-Sinar Technologies Inc. (a)	3,409	109,565
Rudolph Technologies Inc. (a)	3,333	50,195
SBA Communications Corp. (a)	11,575	106,027
Semitool Inc. (a)	3,500	35,700
Sequa Corp. (a)	1,427	73,990
Skyline Corp.	1,829	70,398
Sonic Solutions (a)	4,360	65,618
Spatialight Inc. (a)	8,734	44,107
Spectralink Corp.	4,600	64,952
Standex International Corp.	2,910	79,443
Stewart & Stevenson Services Inc.	6,860	157,025
Symmetricom Inc. (a)	9,478	105,111
Taser International Inc. (a)	10,850	130,200
Technical Olympic USA, Inc.	2,006	60,581
Technitrol Inc. (a)	9,765	145,694
Tecumseh Products Co.	3,622	143,467
Teledyne Technologies Inc. (a)	7,209	225,642
Tennant Co.	2,146	83,029
Terayon Communication Systems (a)	15,005	46,215
Terex Corp. (a)	11,311	489,766
Thomas & Betts Corp. (a)	13,678	441,799
Thomas Industries Inc.	3,508	139,057
TRC Companies Inc. (a)	2,701	39,705
Trinity Industries Inc.	8,528	240,234
Triumph Group Inc. (a)	3,837	149,413
Ultratech Inc. (a)	4,871	71,117
United Industrial Corp.	2,690	79,678
Unova Inc. (a)	11,615	239,850
Varian Semiconductor Equipment Associates Inc. (a)	8,365	317,954
Veeco Instruments Inc. (a)	6,137	92,362
Vicor Corp.	4,537	47,366
Viisage Technology Inc. (a)	5,565	18,754
Walter Industries Inc.	6,197	263,682
Watts Water Technologies Inc.	5,687	185,453
WCI Communities (a)	8,004	240,760
William Lyon Homes Inc. (a)	990	75,933
Woodhead Industries Inc.	2,200	29,920
Woodward Governor Co.	2,095	150,212
X-Rite Inc.	4,133	62,160
Zygo Corp. (a)	4,067	52,708

		21,318,008

Financial Services (21.90%)
1st Source Corp.	3,794	80,926
21st Century Insurance Group	4,755	66,332
Aames Investment Corp.	5,414	44,395
ABC Bancorp	2,760	46,616
Acadia Realty Trust	5,076	81,622
Accredited Home Lenders Holding Co. (a)	3,761	136,261
Ace Cash Express Inc. (a)	2,011	45,750
Advance America Cash Advance Centers Inc.	11,744	181,797
Advanta Corp.	4,700	108,100
Advent Software Inc. (a)	7,031	127,824
Affiliated Managers Group Inc. (a)	5,614	348,236
Affordable Residential Community	5,405	68,373
Alabama National Bancorporation	3,021	186,970
Alexander’s Inc. (a)	600	144,900
Alexandria Real Estate Equities Inc.	4,607	296,599
Alfa Corp.	11,064	159,875
Amcore Financial Inc.	5,869	165,799
American Campus Communities	4,095	85,995
American Equity Investment Life Holdings	4,160	53,206
American Financial Realty Trust	25,183	368,427
American Home Mortgage Investment Corp.	8,327	238,485
American Physicians Capital Inc. (a)	3,050	104,523
AmericanWest Bancorp (a)	962	18,538
AmerUs Group Co.	8,523	402,712
Amli Residential Properties Trust	6,690	183,239
Anchor Bancorp of Wisconsin Inc.	4,474	125,764
Anthracite Capital Inc.	10,555	117,583
Anworth Mortgage Asset Corp.	8,846	84,479
Apollo Investment Corp. (a)	13,805	231,648
Arbor Realty Trust Inc.	2,047	50,663
Archipelago Holdings Inc. (a)	2,388	42,268
Ares Capital Corp.	2,605	42,722
Argonaut Group Inc. (a)	5,466	115,989
Arrow Financial Corp.	2,387	64,998
Ashford Hospitality Trust Inc.	4,134	42,167
Asset Acceptance Capital Corp (a)	1,014	19,347
Asta Funding Inc.	2,035	43,081
Avatar Holdings Inc. (a)	1,175	55,049
Baldwin & Lyons Inc.	2,266	58,780
BancFirst Corp.	827	57,080
BancorpSouth Inc.	17,635	363,986
BancTrust Financial Group Inc.	4,103	83,045
Bank Mutual Corp.	17,486	206,685
Bank of Granite Corp.	2,926	54,102
Bank of the Ozarks Inc.	2,305	73,184
BankAtlantic Bancorp Inc.	10,217	177,776
BankUnited Financial Corp. (a)	6,881	184,824
Banner Corp.	2,260	60,952
Bedford Property Investors Inc.	3,946	86,141
Berkshire Hills Bancorp Inc.	2,118	71,482
Beverly Hills Bancorp Inc.	1,767	18,942
BFC Financial Corporation (a)	360	3,402

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Bimini Mortgage Management, Inc.	4,331	$59,984
BioMed Realty Trust Inc.	8,266	170,280
BISYS Group Inc. (a)	27,814	436,124
BKF Capital Group Inc.	1,915	76,619
Boston Private Financial Holdings Inc.	6,124	145,445
Brandywine Realty Trust	10,457	296,979
Bristol West Holdings Inc.	3,812	59,086
Brookline Bancorp Inc.	13,097	195,145
Bryn Mawr Bank Corp.	1,800	36,756
Calamos Asset Management Inc. Class A	5,009	134,842
Camden National Corp.	2,196	77,629
Capital Automotive	8,527	282,414
Capital City Bank Group Inc.	2,112	85,557
Capital Corp. of the West	784	36,440
Capital Crossing Bank (a)	461	15,167
Capital Lease Funding Inc.	5,318	58,764
Capital Southwest Corp.	53	4,192
Capital Trust Inc.	2,780	92,240
Capitol Bancorp Ltd.	2,504	75,746
Capstead Mortgage Corp.	2,832	24,214
CarrAmerica Realty Corp.	12,337	389,232
Cascade Bancorp	6,293	122,147
Cash America International Inc.	6,725	147,479
Cathay General Bancorp	9,900	311,850
CB Richard Ellis Group Inc. A (a)	5,773	201,997
CCC Information Services Group Inc. (a)	3,215	73,463
Cedar Shopping Centers Inc.	5,899	84,002
Center Financial Corp.	1,242	21,896
Central Coast Bancorp (a)	2,420	40,583
Central Pacific Financial Corp.	6,844	230,301
Century BanCorp Inc.	621	17,804
Ceres Group Inc. (a)	3,935	21,367
Charter Financial Corp.	800	26,696
CharterMac	9,978	214,527
Chemical Financial Corp.	5,577	181,280
Chittenden Corp.	10,996	286,666
Circle Group Holdings Inc. (a)	4,155	2,992
Citizens Banking Corp.	10,089	296,213
Citizens First Bancorp Inc.	2,588	57,816
Citizens Inc. (a)	6,013	34,575
City Bank	3,222	104,199
City Holding Corp.	3,800	112,233
Clifton Savings Bancorp Inc.	389	4,357
CNA Surety Corp. (a)	2,515	34,204
Coastal Financial Corp.	5,926	89,127
CoBiz Inc.	3,520	68,218
Cohen & Steers Inc.	2,000	33,000
Collegiate Funding Services (a)	1,202	18,727
Colonial Properties Trust	4,736	181,910
Columbia Bancorp	1,692	53,907
Columbia Banking Systems Inc.	3,077	73,079
Commerce Group Inc.	5,513	341,696
Commercial Capital Bancorp	8,471	172,385
Commercial Federal Corp.	9,784	270,528
Commercial Net Lease Realty Inc.	11,463	211,492
Community Bank System Inc.	6,669	152,787
Community Banks Inc.	2,637	65,899
Community Trust Bancorp Inc.	3,207	92,394
CompuCredit Corp. (a)	4,225	112,469
Consolidated-Tomoka Land Co.	1,557	89,107
Corillian Corp. (a)	6,124	21,312
Cornerstone Realty Income Trust Inc.	9,718	96,403
Corporate Office Properties Trust Inc.	8,409	222,670
Correctional Properties Trust	3,238	81,759
Corus Bankshares Inc.	4,450	212,220
Cousins Properties Inc.	7,972	206,236
Crawford & Co.	6,408	45,817
Credit Acceptance Corp. (a)	1,187	23,479
CRT Properties Inc.	7,341	159,887
CVB Financial Corp.	9,837	178,443
CyberSource Corp. (a)	6,286	32,373
Danielson Holdings Corp. (a)	10,017	172,793
Delphi Financial Group Inc.	5,607	241,101
Digital Realty Trust Inc.	1,562	22,446
Dime Community Bancshares	7,452	113,270
Direct General Corp.	4,380	89,965
Dollar Financial Corp. (a)	721	8,565
Donegal Group Inc.	573	10,411
Downey Financial Corp.	4,466	274,793
East West Bancorp Inc.	11,647	430,007
EastGroup Properties Inc.	5,494	207,124
ECC Capital Corp. (a)	1,888	11,328
Education Realty Trust Inc. (a)	4,753	79,042
eFunds Corp. (a)	11,073	247,149
Electro Rent Corp. (a)	2,786	37,388
EMC Insurance Group Inc.	536	10,216
Encore Capital Group Inc. (a)	2,863	41,657
Entertainment Properties Trust	5,913	244,976
Equity Inns Inc.	8,830	97,395
Equity Lifestyle Properties Inc.	4,674	164,758
Equity One Inc.	7,612	156,731
Essex Property Trust Inc.	5,079	350,146
Euro Bancshares Inc. (a)	1,829	30,928
Euronet Worldwide Inc. (a)	5,231	149,345
Extra Space Storage Inc.	4,692	63,342
Factset Research Systems Inc.	7,068	233,315
Farmers Capital Bank Corp.	2,390	80,782
FBL Financial Group Inc.	2,632	73,696
Federal Agricultural Mortgage Corp. Class C	2,450	42,851
FelCor Lodging Trust Inc. (a)	12,771	158,744
Fidelity Bankshares Inc.	5,895	135,467
Fieldstone Investment Corp.	6,154	89,356
Financial Federal Corp.	4,218	149,191
Financial Institutions Inc.	2,202	43,622

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
First Acceptance Corp. (a)	3,296	$34,938
First BanCorp (Puerto Rico)	8,013	338,549
First Bancorp Inc (North Carolina)	2,385	53,996
First Busey Corp.	2,920	56,502
First Cash Financial Services Inc. (a)	2,484	52,586
First Charter Corp.	6,755	152,595
First Citizens Bancshares Inc.	1,216	177,998
First Commonwealth Financial Corp.	15,434	211,446
First Community Bancorp Inc. (CA)	2,815	124,704
First Community Bancshares Inc.	2,481	69,642
First Financial Bancorp	8,035	146,639
First Financial Bankshares Inc.	3,288	146,743
First Financial Corp. Indiana	2,948	87,113
First Financial Holdings Inc.	3,007	83,534
First Indiana Corp.	2,716	65,727
First Industrial Realty Trust Inc.	9,638	364,606
First Merchants Corp.	3,557	92,126
First Midwest Bancorp Inc.	10,848	352,343
First Niagara Financial Group Inc.	28,182	372,284
First Oak Brook Bancshares Inc.	1,500	43,935
First Of Long Island Corp.	1,506	63,734
First Place Financial Corp. Ohio	2,670	48,861
First Republic Bank	5,023	162,595
First State Bancorporation Inc.	2,998	50,891
Firstfed Financial Corp. (a)	4,254	216,997
Flagstar Bancorp Inc.	6,962	136,107
Flushing Financial Corp.	3,870	70,434
FNB Corp. (PA)	11,454	219,344
FNB Corp. (VA)	1,400	36,092
FPIC Insurance Group Inc. (a)	1,833	58,931
Franklin Bank Corp. (a)	2,875	49,594
Frontier Financial Corp.	3,837	145,422
Gabelli Asset Management Inc.	2,125	94,881
Gables Residential Trust	6,645	221,278
GB&T Bancshares Inc.	1,552	33,616
German American Bancorp.	1,745	27,048
Getty Realty Corp.	4,299	109,839
Glacier Bancorp Inc.	5,730	174,765
Gladstone Capital Corp.	2,249	47,724
Glenborough Realty Trust Inc.	6,915	132,215
Glimcher Realty Trust	8,490	201,213
Global Signal Inc.	2,631	78,825
GMH Communities Trust	6,674	78,153
Gold Banc Corp. Inc.	9,200	129,076
Government Properties Trust	7,081	70,527
Gramercy Capital Corp.	2,732	53,274
Great American Financial Resources Inc.	3,591	60,832
Great Southern Bancorp Inc.	2,520	81,824
Greater Bay Bancorp	11,715	285,963
Greenhill & Co. Inc.	1,549	55,454
Hancock Holding Co.	6,036	196,170
Hanmi Financial Corp.	7,950	131,572
Harbor Florida Bancshares Inc.	4,626	157,747
Harleysville Group Inc.	6,427	127,640
Harleysville National Corp.	5,882	124,993
Harris & Harris Group Inc. (a)	3,592	43,248
Healthcare Realty Trust Inc.	10,683	389,289
Heartland Financial USA Inc.	1,575	31,280
Heritage Property Investment Trust Inc.	6,644	197,194
Highland Hospitality Corp.	6,748	69,842
Highwoods Properties Inc.	12,767	342,411
Hilb Rogal & Hobbs Co.	7,260	259,908
Home Properties Inc.	7,508	291,310
HomeBanc Corp.	6,029	53,296
Homestore Inc. (a)	27,287	60,577
Horace Mann Educators Corp.	9,608	170,446
Iberiabank Corp.	1,561	87,822
IMPAC Mortgage Holdings Inc.	16,054	307,916
Independence Holding Co.	279	5,030
Independent Bank Corp. (Mich.)	4,858	139,765
Independent Bank Corp. (Mass.)	3,051	88,479
Infinity Property and Casualty Corp.	4,998	156,237
Innkeepers USA Trust	6,456	83,347
Integra Bank Corp.	3,758	83,202
Interactive Data Corp. (a)	8,262	171,436
Interchange Financial Services Corp.	3,772	65,067
Intersections Inc. (a)	1,312	19,090
Investment Technology Group Inc. (a)	11,442	200,235
Investors Real Estate Trust	5,800	54,114
iPayment Inc. (a)	2,602	109,804
Irwin Financial Corp.	4,688	107,918
ITLA Capital Corp. (a)	900	44,964
Jones Lang LaSalle Inc. (a)	7,615	355,240
Kansas City Life Insurance Co.	1,307	63,729
Kilroy Realty Corp.	6,900	282,279
Kite Realty Group Trust	5,816	83,750
KNBT Bancorp Inc.	5,843	89,398
Knight Trading Group Inc. (a)	26,228	252,838
Kramont Realty Trust	6,801	159,143
LaBranche & Co. Inc. (a)	11,613	108,001
Lakeland Bancorp Inc.	2,756	42,911
Lakeland Financial Corp.	1,200	46,140
LandAmerica Financial Group Inc.	4,251	212,678
LaSalle Hotel Properties	6,823	198,208
Lexington Corporate Properties Trust	10,684	234,407
LTC Properties Inc.	3,997	69,348
Luminent Mortgage Capital, Inc.	7,770	85,315
Macatawa Bank Corp.	1,684	56,540
MAF Bancorp Inc.	6,613	274,704
Maguire Properties Inc.	8,470	202,264
Main Street Banks Inc.	3,440	91,091
MainSource Financial Group Inc.	2,256	49,587
MarketAxess Holdings, Inc. (a)	821	9,171
Marlin Business Services Inc. (a)	785	15,998
MB Financial Inc.	4,527	173,384

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
MBT Financial Corp.	1,670	$31,513
MCG Capital Corp.	7,551	116,172
McGrath Rentcorp	4,226	98,804
Mercantile Bank Corp.	1,525	62,342
Meristar Hospitality Corp. Inc. (a)	17,051	119,357
Metris Companies Inc. (a)	7,143	82,787
MFA Mortgage Investments Inc.	11,938	90,848
Mid-America Apartment Communities Inc.	4,802	175,273
Mid-State Bancshares	5,523	146,912
Midland Co.	1,858	58,546
Midwest Banc Holdings Inc.	2,559	50,950
Mission West Properties	3,871	41,033
MortgageIT Holdings Inc.	3,329	53,098
Nara Bancorp Inc.	4,152	58,336
NASB Financial Inc.	1,413	55,955
National Financial Partners Corp.	8,086	321,823
National Health Investors Inc.	6,437	167,233
National Penn Bancshares Inc.	6,874	168,894
National Western Life Insurance Co. (a)	400	68,376
Nationwide Health Properties Inc.	14,754	298,178
Navigators Group Inc. (a)	1,539	51,010
NBC Capital Corp.	2,127	51,431
NBT Bancorp Inc.	7,609	170,518
NCO Group Inc. (a)	6,290	122,969
Nelnet Inc. (a)	1,966	62,578
Netbanc Inc.	11,231	95,239
New Century Financial Corp.	10,193	477,236
Newcastle Investment Corp.	8,486	251,186
NGP Capital Resources Co.	3,754	60,364
Northwest Bancorp Inc.	2,921	62,539
Novastar Financial Inc.	5,955	214,440
Nymagic Inc.	695	16,472
Oak Hill Financial Inc.	496	16,695
OceanFirst Financial Corp.	3,690	84,759
Ocwen Financial Corp. (a)	8,551	69,007
Ohio Casualty Corp. (a)	14,080	323,558
Old National Bancorp	15,944	323,663
Old Second Bancorp Inc.	3,260	98,370
Omega Financial Corp.	1,800	53,613
Omega Healthcare Investors Inc.	9,756	107,121
optionsXpress Holdings Inc. (a)	2,776	44,943
Oriental Financial Group Inc.	4,655	109,020
Pacific Capital Bancorp	10,084	300,302
Park National Corp.	3,304	371,700
Parkway Properties Inc.	3,391	158,360
Partners Trust Financial Group	12,685	134,461
Peapack Gladstone Financial Corp.	1,694	45,738
Pennfed Financial Services Inc.	2,872	42,620
Pennrock Financial Services Corp.	2,088	72,913
Pennsylvania Real Estate Investment Trust	7,421	299,215
People’s Bancorp Inc.	2,565	68,999
People’s Holdings Co.	2,492	77,501
PFF Bancorp Inc.	5,313	146,639
Philadelphia Consolidated Holding Corp. (a)	4,186	324,541
Phoenix Co. Inc.	20,996	268,329
PICO Holdings Inc. (a)	2,922	75,709
Piper Jaffray Co. (a)	4,824	176,510
Placer Sierra Bancshares	1,093	25,106
PMA Capital Corp. (a)	5,628	45,024
Portfolio Recovery Associates Inc. (a)	3,193	108,658
Post Properties Inc.	9,660	299,846
Prentiss Properties Trust	10,032	342,693
Presidential Life Corp.	4,502	73,293
PRG-Schultz International Inc. (a)	8,417	42,169
PrivateBancorp Inc.	3,769	118,384
ProAssurance Corp. (a)	6,188	244,426
Prosperity Banchares Inc.	4,104	108,715
Provident Bancorp Inc.	7,980	97,675
Provident Bankshares Corp.	7,217	237,872
Provident Financial Holdings Inc.	502	14,929
Provident Financial Services Inc.	17,338	296,480
PS Business Parks Inc.	3,930	158,379
QC Holdings, Inc. (a)	878	13,196
R&G Financial Corp. Class B	6,523	203,322
RAIT Investment Trust	5,992	160,705
Ramco Gershenson Properties Trust	4,337	117,750
Reading International Inc. (a)	2,179	15,362
Realty Income Corp.	17,584	402,322
Redwood Trust Inc.	3,830	196,019
Republic Bancorp Inc. (Kentucky)	1,323	29,390
Republic Capital Trust I	15,626	211,576
Resource America Inc.	3,464	121,396
Rewards Network Inc. (a)	6,623	27,552
Riggs National Corp.	4,425	84,473
RLI Corp.	5,328	220,846
S&T Bancorp Inc.	5,946	210,488
Safty Insurance Group Inc.	1,653	51,177
Sanders Morris Harris Group Inc.	1,455	26,306
Sandy Spring Bancorp Inc.	2,977	96,217
Santander Bancorp	1,863	49,053
Saul Centers Inc.	3,342	106,944
Saxon Capital Inc.	11,301	193,812
SCBT Financial Corp.	1,848	55,495
Seacoast Banking Corp. of Florida	2,970	58,450
Security Bank Corp. (Georgia)	378	15,570
Selective Insurance Group Inc.	6,408	296,242
Senior Housing Properties Trust	11,903	198,542
Signature Bank (a)	660	17,497
Silicon Valley Bancshares (a)	8,450	372,307
Simmons First National Corp.	2,940	72,971
Smithtown Bancorp Inc.	1,795	50,296
Southern Community Financial	618	5,809
Southside Bancshares Inc.	1,290	26,884

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Southwest Bancorp Inc.	3,288	$60,664
Southwest Bancorporation of Texas Inc.	15,938	292,462
Sovran Self Storage Inc.	4,158	164,782
Spirit Finance Corp. REIT	10,465	113,650
State Auto Financial Corp.	2,612	69,531
State Bancorp Inc.	2,475	64,375
State Financial Services Corp.	750	27,713
Sterling Bancorp	4,999	121,326
Sterling Bancshares Inc.	9,115	129,433
Sterling Financial Corp. PA	4,437	115,451
Sterling Financial Corp. WA (a)	5,524	197,207
Stewart Information Services Corp.	4,263	159,948
Stifel Financial Corp. (a)	1,569	34,204
Strategic Hotel Capital Inc.	5,396	79,321
Suffolk Bancorp	2,500	82,575
Sun Bancorp Inc. (New Jersey) (a)	1,443	33,023
Sun Communities Inc.	4,293	153,689
Sunstone Hotel Investors, Inc.	5,876	126,040
Susquehanna Bancshares Inc.	10,223	249,237
SWS Group Inc.	4,306	69,025
SY Bancorp Inc.	3,142	69,124
Tanger Factory Outlet Centers Inc.	6,964	153,208
Tarragon Corp (a)	2,135	43,106
Taubman Centers Inc.	11,032	306,028
Taylor Capital Group Inc.	604	19,721
Texas Capital Bancshares Inc. (a)	4,531	95,151
Texas Regional Bancshares Inc.	9,347	281,438
TierOne Corp.	5,473	128,615
TNS Inc. (a)	1,462	26,243
Tompkins Trustco Inc.	2,132	90,717
Tower Group, Inc.	1,336	17,822
Town & Country Trust	4,724	124,950
TradeStation Group Inc. (a)	4,016	24,257
Trammell Crow Co. (a)	7,623	156,805
Triad Guaranty Inc. (a)	2,334	122,792
Trico Bancshares	2,400	50,280
Trustco Bank Corp.	16,513	189,734
Trustmark Corp.	10,664	309,256
Trustreet Properties Inc.	7,303	112,393
U-Store-It Trust	5,230	91,002
UICI	8,546	207,240
UMB Financial Corp.	3,492	198,765
Umpqua Holdings Corp.	10,160	237,236
Union Bankshares Corp.	1,700	54,434
United Bankshares Inc.	8,277	274,300
United Community Banks Inc.	6,409	152,086
United Community Financial Corp.	6,815	75,578
United Fire & Casualty Co.	3,027	102,403
United Rentals Inc. (a)	10,741	217,076
Universal American Financial Corp. (a)	6,500	112,450
Universal Health Realty Income Trust	3,690	104,242
Univest Corp. of Pennsylvania	683	27,190
Unizan Financial Corp.	5,012	130,312
Urstadt Biddle Properties Inc.	4,525	69,006
USB Holding Co. Inc.	3,440	76,334
USI Holdings Corp. (a)	7,439	87,631
Vesta Insurance Group Inc.	7,293	25,890
Virginia Commerce Bancorp Inc. (a)	1,131	30,582
Virginia Financial Group Inc.	1,600	52,632
Washington Real Estate Investment Trust	10,227	294,026
Washington Trust Bancorp Inc.	2,810	77,219
Wesbanco Inc.	4,478	123,190
West Bancorporation Inc.	2,486	42,361
West Coast Bancorp (Oregon)	3,410	81,158
Westamerica Bancorporation	7,353	380,665
Western Sierra Bancorp (a)	654	22,321
Westfield Financial Inc.	1,364	34,100
Wilshire Bancorp Inc.	3,218	41,963
Winston Hotels Inc.	3,550	41,535
Wintrust Financial Corp.	5,053	237,946
World Acceptance Corp. (a)	3,552	90,647
Wright Express Corp. (a)	8,206	140,323
WSFS Financial Corp.	1,900	99,864
Yardville National Bancorp	2,149	70,100
Zenith National Insurance Corp.	2,574	133,488

		55,504,260

Health Care (11.07%)
Abaxis Inc. (a)	3,801	33,639
Abgenix Inc. (a)	18,728	131,096
Abiomed Inc. (a)	2,848	30,132
Able Laboratories Inc. (a)	4,250	99,705
Accelrys Inc. (a)	5,748	34,086
Adolor Corp. (a)	9,490	94,331
Advanced Medical Optics Inc. (a)	8,030	290,766
Advanced Neuromodulation System Inc. (a)	4,898	131,315
Advancis Pharmaceutical Corp. (a)	1,216	4,499
Aksys Ltd. (a)	6,192	19,629
Albany Molecular Research Inc. (a)	6,083	62,533
Alexion Pharmaceuticals Inc. (a)	6,843	148,254
Align Technology Inc. (a)	11,801	73,638
Alkermes Inc. (a)	20,728	215,157
Alliance Imaging Inc. (a)	5,240	50,042
Allscripts Healthcare Solution Inc (a)	5,930	84,799
Alpharma Inc.	9,202	113,369
Amedisys Inc. (a)	2,927	88,542
America Service Group Inc. (a)	2,488	55,059
American Healthways Inc. (a)	6,652	219,649
American Medical Systems Holdings Inc. (a)	11,932	204,992
AMERIGROUP Corp. (a)	11,220	410,203
Amsurg Corp. (a)	6,561	165,993

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Analogic Corp.	2,547	$110,158
Animas Corp. (a)	935	18,896
Antigenics Inc. (a)	5,142	34,451
Applera Corp. - Celera Genomics Group (a)	17,283	177,151
Apria Healthcare Group Inc. (a)	11,095	356,149
Ariad Pharmaceuticals Inc. (a)	11,990	67,144
Array Biopharma Inc. (a)	5,659	39,670
Arrow International Inc.	4,653	159,831
Arthrocare Corp. (a)	5,070	144,495
Aspect Medical Systems Inc. (a)	2,770	59,804
AtheroGenics Inc. (a)	8,856	115,925
Avant Immunotherapeutics Inc. (a)	12,905	21,035
Axonyx Inc. (a)	15,376	18,912
Barrier Therapeutics Inc. (a)	1,986	30,763
Bentley Pharmaceuticals Inc. (a)	3,806	28,012
Beverly Enterprises Inc. (a)	24,726	306,108
Bio-Rad Laboratories Inc. (a)	3,860	188,021
Bio-Reference Labs Inc. (a)	2,005	27,910
BioCryst Pharmaceuticals Inc. (a)	2,864	13,203
Bioenvision Inc. (a)	6,313	36,300
Biolase Technology Inc.	5,022	42,687
BioMarin Pharmaceutical Inc. (a)	14,582	75,097
Biosite Inc. (a)	2,942	153,072
Bone Care International Inc. (a)	3,699	95,952
Bradley Pharmaceuticals Inc. (a)	2,950	28,202
Bruker BioSciences Corp. (a)	7,785	27,403
Cambrex Corp.	6,347	135,191
CancerVax Corp. (a)	2,863	18,867
Candela Corp. (a)	3,984	35,537
Caraco Pharmaceutical Laboratories Inc. (a)	1,966	16,082
Cardiac Science Inc. (a)	11,800	13,570
Cardiodynamics International Corp. (a)	6,800	19,856
Cell Genesys Inc. (a)	9,941	45,033
Cell Therapeutics Inc. (a)	13,818	49,607
Centene Corp. (a)	9,592	287,664
Cepheid Inc. (a)	9,141	88,393
Cerner Corp. (a)	6,459	339,162
Ciphergen Biosystems Inc. (a)	4,770	13,213
Closure Medical Corp. (a)	2,063	55,082
Computer Programs & Systems Inc.	1,713	48,101
Conceptus Inc. (a)	5,907	46,075
Conmed Corp. (a)	6,888	207,467
Connetics Corp. (a)	7,481	189,194
Conor Medsystems Inc. (a)	1,318	21,470
Corgentech Inc. (a)	1,426	3,308
Corixa Corp. (a)	12,627	38,765
Corvel Corp. (a)	1,400	29,848
CTI Molecular Imaging Inc. (a)	7,466	151,336
Cubist Pharmaceuticals Inc. (a)	11,282	119,815
CuraGen Corp. (a)	9,629	40,057
Curis Inc. (a)	9,187	32,889
CV Therapeutics Inc. (a)	8,541	173,895
Cyberonics Inc. (a)	4,791	211,618
Cypress Bioscience Inc. (a)	6,588	60,214
Cytogen Corp. (a)	3,750	21,713
Cytokinetics Inc. (a)	1,181	7,747
Datascope Inc.	2,422	74,065
deCODE genetics Inc. (a)	10,597	60,403
Dendreon Corp. (a)	12,545	68,370
Depomed Inc. (a)	4,408	17,368
Diagnostic Products Corp.	5,181	250,242
Digene Corp. (a)	3,962	82,212
Discovery Laboratories Inc. (a)	13,434	75,633
Diversa Corp. (a)	5,480	27,290
DJ Orthopedics Inc. (a)	4,628	115,931
Dov Pharmaceutical Inc. (a)	3,445	47,128
Durect Corp. (a)	5,070	18,455
DUSA Pharmaceuticals Inc. (a)	3,680	32,126
Dyax Corp. (a)	5,825	18,757
Dynavax Technologies Corp. (a)	672	3,138
E-Z-EM Inc. (a)	1,128	13,446
Eclipsys Corp. (a)	9,820	152,014
Encore Medical Corp. (a)	5,476	29,461
Encysive Pharmaceuticals Inc. (a)	12,926	132,104
Enzo Biochem Inc. (a)	6,053	87,284
Enzon Pharmaceuticals Inc. (a)	10,170	103,632
EPIX Pharmaceutical Inc. (a)	5,383	37,681
eResearch Technology Inc. (a)	10,352	121,947
Exactech Inc. (a)	999	16,953
Exelixis Inc. (a)	13,117	88,933
First Horizon Pharmaceutical Corp. (a)	6,014	101,516
Foxhollow Technologies, Inc. (a)	1,110	31,302
Genaera Corp. (a)	35,430	80,780
Genelabs Technologies Inc. (a)	9,156	5,494
Genencor International Inc. (a)	2,087	40,133
Genesis HealthCare Corp. (a)	4,457	191,161
Genta Inc. (a)	11,378	12,857
Gentiva Health Services Inc. (a)	5,079	82,178
Geron Corp. (a)	11,421	69,782
GTx Inc. (a)	1,413	12,858
Guilford Pharmaceuticals Inc. (a)	9,674	22,250
Haemonetics Corp. (a)	4,471	188,497
Hanger Orthopedic Group Inc. (a)	5,913	35,182
Healthcare Services Group Inc.	3,150	76,388
HealthExtras Inc. (a)	3,848	64,069
Hollis-Eden Pharmaceuticals (a)	3,448	24,291
Hologic Inc. (a)	4,827	153,861
Hooper Holmes Inc.	11,274	43,067
Human Genome Sciences Inc. (a)	29,787	274,636
I-Flow Corp. (a)	4,094	64,808
ICU Medical Inc. (a)	2,265	80,408
Idenix Pharmaceuticals Inc. (a)	1,200	23,820
IDX Systems Corp. (a)	4,776	165,870
Illumina Inc. (a)	5,683	45,919

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Immucor Inc. (a)	10,090	$304,617
Immunicon Corp. (a)	586	3,452
Immunogen Inc. (a)	9,200	48,116
Immunomedics Inc. (a)	9,940	24,154
Impax Laboratories Inc. (a)	11,125	178,000
Incyte Corp. (a)	16,720	114,198
Indevus Pharmaceuticals Inc. (a)	8,810	24,492
Inkine Pharmaceutical Co. Inc. (a)	28,466	88,245
Inspire Pharmaceuticals Inc. (a)	9,626	78,548
Integra Lifesciences Holdings Corp. (a)	4,654	163,914
Intermune Inc. (a)	7,551	83,061
IntraLase Corp. (a)	1,426	23,871
Intuitive Surgical Inc. (a)	7,723	351,165
Invacare Corp.	6,023	268,806
Inverness Medical Innovation (a)	3,356	78,866
ISIS Pharmaceuticals Inc. (a)	12,039	46,591
Isolagen Inc. (a)	5,380	33,840
ISTA Pharmaceuticals Inc. (a)	1,697	16,766
IVAX Diagnostics Inc. (a)	139	563
Kensey Nash Corp. (a)	2,164	58,601
Keryx Biopharmaceuticals (a)	5,021	67,081
Kindred Healthcare Inc. (a)	6,556	230,116
Kos Pharmaceuticals Inc. (a)	3,550	147,964
Kosan Biosciences Inc. (a)	4,262	17,474
KV Pharmaceutical Co.	8,226	190,843
Kyphon Inc. (a)	5,405	136,044
LabOne Inc. (a)	4,177	144,023
Landauer Inc.	2,304	109,532
Lannett Co. Inc. (a)	1,504	9,475
Laserscope (a)	4,214	133,752
LCA Vision Inc.	3,414	113,686
Lexicon Genetics Inc. (a)	13,789	70,462
Lifecell Corp. (a)	6,131	54,566
LifePoint Hospitals Inc. (a)	8,910	390,614
Ligand Pharmaceuticals Inc. (a)	16,395	93,943
Luminex Corp. (a)	5,282	39,773
Magellan Health Services Inc. (a)	6,305	214,685
MannKind Corp. (a)	2,808	39,958
Matria Healthcare Inc. (a)	3,774	115,900
Maxim Pharmaceuticals Inc. (a)	5,626	9,902
Maxygen Inc. (a)	6,920	59,374
Medarex Inc. (a)	20,775	148,126
Medcath Corp. (a)	1,553	45,503
Medical Action Industries Inc. (a)	1,572	29,711
Medicines Co. (a)	10,965	248,467
Mentor Corp.	9,636	309,316
Merit Medical Systems Inc. (a)	5,181	62,120
Microtek Medical Holdings Inc. (a)	6,405	22,930
Microvision Inc. (a)	3,655	21,309
Molecular Devices Corp. (a)	3,456	65,664
Molina Healthcare Inc. (a)	2,139	98,587
Myogen Inc. (a)	4,455	35,150
Myriad Genetics Inc. (a)	7,432	136,674
Nabi Biopharmaceuticals (a)	13,137	163,950
Nanogen Inc. (a)	11,225	39,063
National Healthcare Corp.	1,800	61,578
Nature’s Sunshine Products Inc.	2,600	44,642
NDCHealth Corp. (a)	8,627	137,859
NeighborCare Inc. (a)	8,862	259,213
Neopharm Inc. (a)	4,087	31,756
Neose Technologies Inc. (a)	4,021	10,374
Neurogen Corp. (a)	3,620	25,630
Nitromed Inc. (a)	2,440	42,236
Northfield Laboratories Inc. (a)	5,228	58,815
Noven Pharmaceuticals Inc. (a)	5,363	90,956
NPS Pharmaceuticals Inc. (a)	9,432	119,032
Nutraceutical International Corp. (a)	1,279	20,285
NuVasive Inc. (a)	787	10,168
Nuvelo Inc. (a)	8,049	52,319
OCA Inc. (a)	11,287	47,970
Odyssey Healthcare Inc. (a)	8,465	99,548
Omnicell Inc. (a)	4,990	35,978
Onyx Pharmaceuticals Inc. (a)	8,012	251,176
Option Care Inc.	2,737	56,355
OraSure Technologies (a)	8,248	60,705
Orthologic Corp. (a)	7,688	38,901
Orthovita Inc. (a)	7,905	26,877
Oscient Pharmaceuticals Corp. (a)	13,754	32,184
Owens & Minor Inc.	8,918	242,124
Pain Therapeutics Inc. (a)	5,717	29,042
Palatin Technologies Inc. (a)	11,600	27,144
Palomar Medical Technologies (a)	2,733	73,709
Par Pharmaceutical Cos. Inc. (a)	7,897	264,076
Parexel International Corp. (a)	6,168	144,948
Pediatrix Medical Group Inc. (a)	4,964	340,481
Penwest Pharmaceutical Co. (a)	4,153	51,331
Per-Se Technologies Inc. (a)	6,517	100,036
Peregrine Pharmaceuticals Inc. (a)	44,016	64,704
Perrigo Co.	14,257	273,022
Pharmacyclics Inc. (a)	4,154	33,357
Pharmion Corp. (a)	3,417	99,093
Pharmos Corp. (a)	32,053	20,193
PolyMedica Corp.	6,092	193,482
Possis Medical Inc. (a)	4,100	34,317
Pozen Inc. (a)	5,400	28,134
PRA International (a)	1,437	38,698
Praecis Pharmaceuticals Inc. (a)	9,870	10,364
Priority Healthcare Corp. (a)	8,043	173,970
Progenics Pharmaceuticals Inc. (a)	3,034	51,002
Province Healthcare Co. (a)	11,294	272,072
ProxyMed Inc. (a)	1,426	12,392
PSS World Medical Inc. (a)	15,040	171,005
Psychiatric Solutions Inc. (a)	2,941	135,286
Quality Systems Inc. (a)	1,674	70,877
Quidel Corp. (a)	5,903	23,081
Radiation Therapy Services Inc. (a)	636	12,071

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Regeneration Technologies Inc. (a)	4,959	$51,127
Regeneron Pharmaceutical Inc. (a)	8,647	44,186
RehabCare Group Inc. (a)	3,964	113,806
Renovis Inc. (a)	1,311	10,580
Res-Care Inc. (a)	3,430	42,909
Rigal Pharmaceuticals Inc. (a)	2,820	45,233
Salix Pharmaceuticals Ltd. (a)	8,292	136,735
Santarus Inc. (a)	1,734	8,427
Sciclone Pharmaceuticals Inc. (a)	9,092	25,821
Seattle Genetics (a)	8,128	41,778
Serologicals Corp. (a)	7,542	184,326
SFBC International Inc. (a)	3,055	107,658
Sierra Health Services Inc. (a)	5,219	333,181
Sonic Innovations Inc. (a)	2,063	11,512
SonoSite Inc. (a)	3,456	89,787
Specialty Laboratories Inc. (a)	2,100	20,055
Star Scientific Inc. (a)	4,897	25,905
Steris Corp. (a)	15,885	401,096
Sunrise Senior Living Inc. (a)	3,650	177,390
Supergen Inc. (a)	12,498	60,740
SurModics Inc. (a)	3,380	107,856
Sybron Dental Specialties Inc. (a)	8,950	321,305
Symbion Inc. (a)	2,097	44,813
Symmetry Medical Inc. (a)	850	16,167
Tanox Inc. (a)	5,970	57,312
Techne Corp. (a)	9,568	384,442
Telik Inc. (a)	11,842	178,577
Tercica Inc. (a)	1,655	12,628
Thermogenesis Corp. (a)	16,641	83,205
Third Wave Technologies (a)	4,899	28,218
Thoratec Corp. (a)	11,086	135,471
Transkaryotic Therapies Inc. (a)	7,534	188,086
Trimeris Inc. (a)	4,008	45,130
TriPath Imaging Inc. (a)	5,666	39,889
United Therapeutics Corp. (a)	4,462	203,891
Urologix Inc. (a)	3,115	14,298
UTD Surgical Partners Inc. (a)	6,789	310,733
Valeant Pharmaceuticals International	19,382	436,483
Ventana Medical Systems Inc. (a)	6,650	249,109
Vertex Pharmaceuticals Inc. (a)	17,930	167,825
Viasys Healthcare Inc. (a)	7,558	144,207
Vicuron Pharmaceuticals Inc. (a)	12,496	196,937
Vion Pharmaceuticals Inc. (a)	34,172	97,390
VistaCare Inc. (a)	2,846	58,258
VISX Inc. (a)	11,172	261,872
Vital Signs Inc.	1,233	49,184
WellCare Health Plans Inc. (a)	2,177	66,311
West Pharmaceutical Services Inc.	6,744	161,182
Wilson Greatbatch Technologies (a)	5,422	98,897
Wright Medical Group, Inc. (a)	6,279	150,696
Young Innovations Inc.	881	32,289
Zila Inc. (a)	5,725	23,129
Zoll Medical Corp. (a)	2,443	55,041
Zymogenetics Inc. (a)	4,215	64,321

		28,051,823

Materials & Processes (9.66%)
A Schulman Inc.	8,039	140,039
Aaon Inc. (a)	2,100	34,566
Aceto Corp.	5,283	39,200
Acuity Brands Inc.	9,451	255,177
Airgas Inc.	13,897	331,999
AK Steel Holding Corp. (a)	24,860	274,952
Albany International Corp. Class A	6,260	193,309
Albemarle Corp.	8,090	294,152
Aleris International Inc. (a)	5,732	143,013
Alico Inc. (a)	700	36,890
Allegheny Technologies Inc.	22,176	534,663
AMCOL International Corp.	4,867	91,305
American Vanguard Corp.	1,197	53,709
Ameron International Corp.	2,237	80,532
Anchor Glass Container Corp.	1,518	3,400
Apogee Enterprises Inc.	5,880	83,966
AptarGroup Inc.	8,393	436,268
Arch Chemicals Inc.	5,202	148,101
Armor Holdings Inc. (a)	6,461	239,639
Barnes Group Inc.	3,307	89,851
Beacon Roofing Supply, Inc. (a)	2,487	54,428
Bluegreen Corp. (a)	3,585	46,067
Brookfield Homes Corp.	3,609	152,336
Brush Engineered Materials Inc. (a)	4,752	90,431
Buckeye Technologies Inc. (a)	6,119	66,085
Building Materials Holding Corp.	2,992	133,084
Cabot Microelectronics Corp. (a)	5,806	182,192
Calgon Carbon Corp.	6,895	58,883
Caraustar Industries Inc. (a)	6,462	83,360
Carpenter Technology Corp.	5,577	331,330
Century Aluminum Co. (a)	4,516	136,654
Ceradyne Inc. (a)	5,257	117,599
Chesapeake Corp.	4,435	93,224
Circor International Inc.	3,578	88,198
CLARCOR Inc.	5,839	303,394
Cleveland-Cliffs Inc.	4,837	352,472
Coeur D’Alene Mines Corp. (a)	52,371	192,202
Comfort Systems USA Inc. (a)	6,792	52,638
Commercial Metals Co.	13,588	460,497
Compass Minerals International Inc.	3,685	93,783
Crompton Corp.	25,621	374,067
Crown Holdings Inc. (a)	38,181	594,096
Cytec Industries Inc.	8,757	475,067
Delta & Pine Land Co.	8,923	240,921
Deltic Timber Corp.	2,684	104,944
Drew Industries Inc. (a)	1,715	64,570
Dycom Industries Inc. (a)	11,217	257,879
Eagle Materials Inc.	4,177	338,086

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
ElkCorp	5,014	$192,838
EMCOR Group Inc. (a)	3,782	177,073
Encore Wire Corp. (a)	4,350	44,370
Energy Conversion Devices Inc. (a)	4,654	105,785
Exide Technologies (a)	4,793	61,830
Ferro Corp.	9,833	185,057
FMC Corp. (a)	8,418	449,942
Georgia Gulf Corp.	6,485	298,180
Gibraltar Industries Inc.	5,149	112,969
Glatfelter	6,608	97,468
Gold Kist, Inc. (a)	2,067	32,865
Graftech International Ltd. (a)	22,152	126,045
Granite Construction Inc.	8,092	212,577
Graphic Packaging Corp. (a)	13,034	57,480
Great Lakes Chemical Corp.	11,774	378,181
Greif Inc.	3,371	234,891
Griffon Corp. (a)	6,174	132,185
HB Fuller Co.	6,783	196,707
Hecla Mining Co. (a)	26,746	146,568
Hercules Inc. (a)	24,406	353,399
Hexcel Corp. (a)	6,232	96,658
Infrasource Services Inc. (a)	2,251	27,012
Insituform Technology Inc. (a)	6,255	90,760
Integrated Electrical Services Inc. (a)	7,041	19,433
Interline Brands Inc. (a)	1,593	30,442
Jacuzzi Brands Inc. (a)	16,491	160,952
Kaydon Corp.	6,723	211,102
Kronos Worldwide, Inc.	1,498	63,680
Lancaster Colony Corp.	5,999	255,258
Lawson Products Inc.	834	39,031
Layne Christensen Co. (a)	1,731	29,894
Lennox International Inc.	10,522	230,642
Longview Fibre Co.	12,026	225,608
LSI Industries Inc.	3,668	41,192
MacDermid Inc.	6,583	213,948
Maverick Tube Corp. (a)	9,858	320,484
Medis Technologies Ltd. (a)	3,211	46,046
Metal Management Inc.	3,870	99,382
Metals USA Inc. (a)	4,809	94,208
MGP Ingredients Inc.	1,838	15,329
Minerals Technologies Inc.	4,607	303,049
Mosaic Co. (a)	28,485	485,954
Mueller Industries Inc.	8,527	240,035
Myers Industries Inc.	5,005	70,621
NCI Building Systems Inc. (a)	5,044	194,698
NewMarket Corp. (a)	3,704	68,894
NL Industries Inc. (a)	2,829	65,350
NN Inc.	2,400	29,568
NS Group Inc. (a)	4,648	145,994
Nuco2 Inc. (a)	1,398	36,767
Octel Corp.	2,646	49,030
Olin Corp.	15,889	354,325
OM Group Inc. (a)	6,541	198,977
Omnova Solutions (a)	8,426	45,248
Oregon Steel Mills Inc. (a)	7,746	178,158
Penn Engineering & Manufacturing Corp.	2,829	51,063
Perini Corp. (a)	3,682	50,775
PolyOne Corp. (a)	20,012	177,707
Pope & Talbot Inc.	4,000	70,320
Potlatch Corp.	6,876	323,653
Quaker Chemical Corp.	2,150	44,161
Quanex Corp.	5,785	308,456
Quanta Services Inc. (a)	16,451	125,521
Raven Industries Inc.	2,710	55,338
Reliance Steel & Aluminum Co.	6,603	264,186
Rock-Tenn Co.	6,469	86,038
Royal Gold Inc.	4,432	81,239
RTI International Metals Inc. (a)	5,039	117,913
Ryerson Tull Inc.	5,256	66,594
Schnitzer Steel Industries Inc.	4,389	148,041
Schweitzer Mauduit International Inc.	3,892	130,577
Shaw Group Inc. (a)	14,582	317,888
Silgan Holdings Inc.	2,496	162,190
Simpson Manufacturing Co. Inc.	8,320	257,088
Spartech Corp.	5,828	115,686
Standard Register Co.	4,163	51,829
Steel Dynamics Inc.	8,559	294,858
Steel Technologies Inc.	2,058	49,371
Stepan Co.	1,373	32,279
Stillwater Mining Co. (a)	10,526	103,681
Sunterra Corp. (a)	4,420	66,654
Symyx Technologies Inc. (a)	6,713	148,022
Tejon Ranch Corp. (a)	1,924	85,810
Terra Industries Inc. (a)	8,314	64,517
Texas Industries Inc.	4,946	265,848
Titanium Metals Corp. (a)	1,604	57,744
Tredegar Corp.	7,219	121,712
Trex Co. Inc. (a)	2,368	105,163
UAP Holdings Corp. (a)	4,962	79,888
Ultralife Batteries Inc. (a)	3,226	55,229
Universal Forest Products Inc.	3,617	140,520
URS Corp. (a)	7,473	214,849
US Concrete Inc. (a)	960	6,019
USEC Inc.	18,311	298,103
USG Corp. (a)	7,753	257,090
Valence Technology Inc. (a)	28,703	88,118
Valhi Inc.	4,429	87,030
Valmont Industries Inc.	3,664	81,781
Washington Group International Inc. (a)	6,022	270,930
Watsco Inc.	5,140	216,394
Wausau-Mosinee Paper Corp.	9,963	140,877
Wellman Inc.	7,045	101,871
Westlake Chemical Corp.	2,620	84,757
Wheeling-Pittsburgh Corp. (a)	2,010	62,411
WR Grace & Co. (a)	14,063	119,817

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
York International Corp.	9,322	$365,236

		24,490,199

Oil & Gas (6.11%)
Alpha Natural Resources Inc. (a)	6,050	173,453
Atwood Oceanics Inc. (a)	2,750	182,985
Berry Petroleum Co.	4,204	216,296
Bill Barrett Corp. (a)	1,890	54,640
Brigham Exporation Co. (a)	3,265	30,136
Cabot Oil & Gas Corp.	7,653	422,063
Cal Dive International Inc. (a)	9,006	407,972
Callon Petroleum Co. (a)	3,210	49,883
Calpine Corp. (a)	96,766	270,945
Capstone Turbine Corp. (a)	1,951	3,024
Carbo Ceramics Inc.	2,893	202,944
Cheniere Energy Inc. (a)	6,116	394,543
Cimarex Energy Co. (a)	9,484	369,876
Clayton Williams Energy Inc. (a)	1,259	32,608
Comstock Resources Inc. (a)	8,139	233,915
Delta Petroleum Corp. (a)	4,031	58,611
Denbury Resources Inc. (a)	12,717	448,020
Dril-Quip Inc. (a)	2,188	67,259
Edge Petroleum Corp. (a)	3,371	55,824
Encore Acquisition Co. (a)	5,873	242,555
Energy Partners Ltd. (a)	5,844	151,769
Forest Oil Corp. (a)	11,523	466,681
Foundation Coal Holdings Inc.	3,829	90,020
Frontier Oil Corp.	6,641	240,803
FuelCell Energy Inc. (a)	9,957	99,371
FX Energy Inc. (a)	8,362	95,661
Giant Industries Inc. (a)	2,308	59,316
Global Industries Ltd. (a)	15,939	149,827
Grey Wolf Inc. (a)	40,399	265,825
Gulf Island Fabrication Inc.	1,700	39,882
Hanover Compressor Co. (a)	17,550	211,828
Harvest Natural Resources Inc. (a)	8,515	101,243
Helmerich & Payne Inc.	11,661	462,825
Holly Corp.	5,980	222,875
Hornbeck Offshore Services (a)	1,432	35,886
Houston Exploration Co. (a)	3,090	175,975
Hydril (a)	3,939	230,077
Input/Output Inc. (a)	14,134	91,164
KCS Energy Inc. (a)	11,190	171,878
Key Energy Services Inc. (a)	28,976	332,355
Lone Star Technologies Inc. (a)	6,753	266,271
Lufkin Industries Inc.	1,410	68,089
Magnum Hunter Resources Inc. (a)	19,735	317,931
Matrix Service Co. (a)	3,480	15,138
McMoRan Exploration Co. (a)	4,522	90,892
Meridian Resource Corp. (a)	12,483	64,412
Mission Resources Corp. (a)	7,524	53,270
Newpark Resources Inc. (a)	17,316	101,991
Oceaneering International Inc. (a)	5,871	220,162
Oil States International Inc. (a)	6,839	140,541
Parker Drilling Co. (a)	18,307	105,265
Penn Virginia Corp.	4,390	201,501
Petroleum Development Corp. (a)	3,588	135,232
Plains Exploration & Production Co. (a)	17,737	619,021
Plug Power Inc. (a)	10,099	66,653
Quicksilver Resources Inc. (a)	6,731	328,002
Range Resources Corp.	17,777	415,271
Remington Oil and Gas Corp. (a)	4,978	156,907
RPC Inc.	5,107	77,575
SEACOR Holdings Inc. (a)	4,333	276,229
Southwestern Energy Co. (a)	8,260	468,838
Spinnaker Exploration Co. (a)	5,959	211,723
St. Mary Land & Exploration Co.	6,712	335,936
Stone Energy Corp. (a)	5,367	260,675
Superior Energy Services Inc. (a)	12,081	207,793
Swift Energy Co. (a)	6,468	183,950
Syntroleum Corp. (a)	5,403	66,133
Tesoro Petroleum Corp. (a)	14,998	555,226
Tetra Tech Inc. (a)	13,088	165,171
Todco (a)	3,236	83,618
TransMontaigne Inc. (a)	4,199	33,592
Unit Corp. (a)	8,559	386,610
Universal Compression Holdings Inc. (a)	4,341	164,394
Veritas DGC Inc. (a)	7,750	232,190
Vintage Petroleum Inc.	11,722	368,774
W&T Offshore Inc.	561	11,646
W-H Energy Services Inc. (a)	5,801	138,818
Warren Resources Inc. (a)	2,146	23,027
Whiting Petroleum Corp. (a)	6,308	257,240

		15,488,520

Technology (11.78%)
@ Road Inc. (a)	7,159	29,352
Actel Corp. (a)	6,191	95,218
ActivCard Corp. (a)	7,870	49,975
Actuate Corp. (a)	8,616	20,678
Adaptec Inc. (a)	24,212	115,975
Advanced Digital Information Corp. (a)	14,724	120,737
Aeroflex Inc. (a)	14,642	136,610
Agile Software Corp. (a)	11,074	80,619
Agilysys Inc.	6,388	125,588
Airspan Networks Inc. (a)	5,122	26,173
Alliance Semiconductor Corp. (a)	6,877	17,124
Altiris Inc. (a)	4,945	117,938
American Reprographics Co. (a)	721	10,346
AMIS Holdings Inc. (a)	7,485	84,506
Anaren Inc. (a)	5,020	60,893
Anixter International Inc. (a)	6,392	231,071
Ansoft Corp. (a)	1,347	36,342

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
AnswerThink Inc. (a)	8,911	$36,802
Ansys Inc. (a)	7,038	240,770
Anteon International Corp. (a)	6,344	246,972
Arbinet-Thexchange Inc. (a)	536	10,211
Ariba Inc. (a)	14,630	113,529
Ascential Software Corp. (a)	14,047	260,291
AsiaInfo Holdings Inc. (a)	7,157	35,928
Aspect Communications Corp. (a)	9,247	96,261
Aspen Technology Inc. (a)	9,344	53,074
Atheros Communications (a)	2,231	22,912
Authentidate Holding Corp. (a)	6,468	25,807
Avanex Corp. (a)	15,623	20,310
BEI Technologies Inc.	2,685	64,359
Bel Fuse Inc.	2,350	71,205
Benchmark Electronics Inc. (a)	9,109	289,939
BioVeris Corp. (a)	4,535	23,945
Black Box Corp.	4,092	153,082
Blackbaud, Inc.	1,002	12,625
Blackboard Inc. (a)	1,240	21,626
Blue Coat Systems Inc. (a)	2,429	57,082
Borland Software Corp. (a)	17,494	142,051
Broadwing Corp. (a)	11,136	46,103
Brocade Communications Systems Inc. (a)	58,390	345,669
CACI International Inc. (a)	6,664	368,053
California Micro Devices CP (a)	4,584	23,149
Captaris Inc. (a)	5,264	21,319
Carreker Corp. (a)	3,737	20,965
Carrier Access Corp. (a)	4,375	26,075
Catapult Communications Corp. (a)	1,590	33,947
Checkpoint Systems Inc. (a)	8,406	141,893
Cherokee International Corp. (a)	1,352	9,450
Chordiant Software Inc. (a)	12,357	20,636
Ciber Inc. (a)	11,916	86,629
Cirrus Logic Inc. (a)	18,121	81,907
Coherent Inc. (a)	6,974	235,442
Commscope Inc. (a)	12,208	182,632
Comtech Telecommunications Corp. (a)	3,361	175,108
Concord Communications Inc. (a)	3,905	39,519
Concur Technologies Inc. (a)	5,656	45,927
Covansys Corp. (a)	4,029	60,093
Cray Inc. (a)	18,918	48,241
CSG Systems International Inc. (a)	12,315	200,611
Cubic Corp.	3,573	67,673
Cyberguard Corp. (a)	2,462	20,287
CyberOptics Corp. (a)	1,771	22,102
Daktronics Inc. (a)	3,480	75,342
Dendrite International Inc. (a)	8,069	113,289
Digi International Inc. (a)	4,320	59,270
Digimarc Corp. (a)	3,156	19,409
Digital Insight Corp. (a)	8,178	134,119
Digital River Inc. (a)	7,742	241,241
Digitas Inc. (a)	15,967	161,267
Diodes Inc. (a)	1,793	48,644
Ditech Communications Corp. (a)	6,645	82,863
Dot Hill Systems Corp. (a)	9,334	55,537
DRS Technologies Inc. (a)	5,228	222,190
DSP Group Inc. (a)	6,937	178,697
E.piphany Inc. (a)	15,062	53,470
Eagle Broadband Inc. (a)	54,247	18,444
Echelon Corp. (a)	6,800	46,512
eCollege.com Inc. (a)	3,810	49,301
EDO Corp.	3,728	112,026
Electronics for Imaging Inc. (a)	12,807	228,477
Emageon Inc. (a)	282	5,065
Embarcadero Technologies Inc. (a)	4,320	28,469
EMS Technologies Inc. (a)	2,200	29,920
Emulex Corp. (a)	19,247	362,613
Enterasys Networks Inc. (a)	47,694	66,772
Entrust Technologies Inc. (a)	13,243	49,661
Epicor Software Corp. (a)	9,686	126,887
EPIQ Systems Inc. (a)	2,947	38,252
Equinix Inc. (a)	2,637	111,651
eSpeed Inc. (a)	5,972	54,942
ESS Technology Inc. (a)	7,253	38,223
Exar Corp. (a)	9,648	129,283
Excel Technology Inc. (a)	2,261	55,575
Extreme Networks Inc. (a)	23,871	140,600
F5 Network Inc. (a)	8,517	430,023
FalconStor Software, Inc. (a)	7,660	45,730
FileNet Corp. (a)	9,685	220,624
Finisar Corp. (a)	57,906	72,383
Formfactor Inc. (a)	6,541	148,088
Gartner Group Inc. (a)	15,207	145,531
Gateway Inc. (a)	49,425	199,183
Genesis Microchip Inc. (a)	7,587	109,632
Harmonic Inc. (a)	16,117	154,079
Herley Industries Inc. (a)	2,500	42,775
Hutchinson Technology Inc. (a)	6,211	216,019
Hypercom Corp. (a)	10,454	49,447
Hyperion Solutions Corp. (a)	8,907	392,888
Identix Inc. (a)	19,280	97,364
iGate Corp. (a)	4,500	16,785
II-VI Inc. (a)	5,190	90,514
Imation Corp.	8,248	286,618
Infocrossing Inc. (a)	4,006	63,455
InFocus Corp. (a)	8,412	48,285
Informatica Corp. (a)	19,047	157,519
Innovative Solutions & Support Inc. (a)	1,788	56,769
InPhonic, Inc. (a)	1,552	35,254
Integrated Device Technology Inc. (a)	23,958	288,215
Integrated Silicon Solution Inc. (a)	8,201	54,947
Inter-Tel Inc.	4,842	118,629
Intergraph Corp. (a)	8,006	230,653
Intermagnetics General Corp. (a)	6,562	159,719
Internet Capital Group Inc. (a)	11,420	80,168

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Internet Security Systems Inc. (a)	9,030	$165,249
Intervideo Inc. (a)	1,373	15,103
InterVoice Inc. (a)	8,226	92,378
Interwoven Inc. (a)	9,466	73,740
Iomega Corp. (a)	13,041	55,946
Ixia (a)	7,970	141,786
IXYS Corp. (a)	4,035	46,160
j2 Global Communications Inc. (a)	4,249	145,783
JAMDAT Mobile Inc. (a)	1,352	23,308
JDA Software Group Inc. (a)	6,519	91,527
Jupitermedia Corp. (a)	3,630	56,301
Kanbay International Inc. (a)	1,451	29,687
Keane Inc. (a)	13,030	169,781
Kemet Corp. (a)	19,185	148,684
Keynote Systems Inc. (a)	5,280	62,674
Kintera Inc. (a)	1,310	6,943
Komag Inc. (a)	6,237	139,397
Kopin Corp. (a)	14,780	45,375
Kronos Inc. (a)	7,342	375,250
KVH Industries Inc. (a)	3,321	30,254
LaserCard Corp. (a)	2,112	10,518
Lattice Semiconductor Corp. (a)	26,509	142,353
Lawson Software Inc. (a)	11,540	68,086
LeCroy Corp. (a)	1,839	31,502
Lexar Media Inc. (a)	15,729	78,330
Lionbridge Technologies Inc. (a)	9,822	55,887
Macrovision Corp. (a)	11,602	264,410
Magma Design Automation (a)	6,186	73,428
Manhattan Associates Inc. (a)	6,906	140,675
ManTech International Inc. (a)	4,109	94,795
Manugistics Group Inc. (a)	14,884	25,005
MAPICS Inc. (a)	5,731	72,956
Mapinfo Corp. (a)	4,393	52,892
MatrixOne Inc. (a)	10,050	47,939
Maxwell Technologies Inc. (a)	1,815	16,644
McDATA Corp. (a)	26,983	101,726
Mentor Graphics Corp. (a)	17,540	240,298
Mercury Computer Systems Inc. (a)	5,286	145,788
Merge Technologies Inc. (a)	2,683	47,087
Merix Corp. (a)	4,000	44,840
Methode Electronics Inc.	7,655	92,702
Micrel Inc. (a)	15,183	139,987
Micromuse Inc. (a)	17,520	79,366
Micros Systems Inc. (a)	8,108	297,645
Microsemi Corp. (a)	13,193	214,914
MicroStrategy Inc. (a)	2,847	154,507
Microtune Inc. (a)	10,783	46,475
Mindspeed Technologies Inc.	21,254	47,396
MIPS Technologies Inc. (a)	8,453	97,209
Mobility Electronics Inc. (a)	5,610	39,214
Monolithic System Technology Inc. (a)	6,138	35,907
MRO Software Inc. (a)	4,523	63,458
MRV Communications Inc. (a)	25,245	81,541
MTS Systems Corp.	4,582	133,015
Multi-Fineline Electronix (a)	1,363	24,057
Ness Technologies, Inc. (a)	2,298	27,530
Net2Phone Inc. (a)	6,343	10,212
Netgear Inc. (a)	4,685	70,697
NetIQ Corp. (a)	13,039	149,036
NetScout Systems Inc. (a)	3,820	16,999
Network Equipment Technologies Inc. (a)	5,801	32,660
Newport Corp. (a)	9,981	144,625
NMS Communications Corp. (a)	9,539	40,922
Novatel Wireless Inc. (a)	4,216	45,322
Omnivision Technologies Inc. (a)	12,956	196,283
ON Semiconductor Corp. (a)	27,697	109,403
Open Solutions Inc. (a)	3,142	62,306
Openwave Systems Inc. (a)	15,664	190,944
Oplink Communications (a)	21,520	33,786
Opnet Technologies Inc. (a)	2,888	24,144
Opsware Inc. (a)	12,308	63,509
OSI Systems Inc. (a)	3,260	57,083
Overland Storage Inc. (a)	2,825	41,471
Packeteer Inc. (a)	7,597	116,918
palmOne Inc. (a)	9,526	241,770
PalmSource Inc. (a)	3,611	32,643
Paradyne Networks Inc. (a)	8,314	17,376
Parametric Technology Corp. (a)	59,497	332,588
Park Electrochemical Corp.	4,627	93,743
PC-Tel Inc. (a)	4,400	32,384
PDF Solutions Inc. (a)	3,353	46,942
PEC Solutions Inc. (a)	2,568	32,305
Pegasystems Inc. (a)	1,660	8,931
Pericom Semiconductor Corp. (a)	4,853	41,590
Perot Systems Corp. (a)	16,874	226,787
Pinnacle Systems Inc. (a)	14,977	83,721
Pixelworks Inc. (a)	8,909	72,608
Planar Systems Inc. (a)	3,404	30,704
Plexus Corp. (a)	9,724	111,923
PLX Technology Inc. (a)	4,846	50,883
Portal Software Inc. (a)	6,647	16,086
PortalPlayer, Inc. (a)	1,437	32,807
Power Integrations Inc. (a)	6,626	138,417
Progress Software Corp. (a)	7,348	192,665
QAD Inc.	2,688	22,230
Quantum Corp. (a)	35,709	103,913
Quest Software Inc. (a)	11,266	155,921
Radisys Corp. (a)	4,488	63,550
RealNetworks Inc. (a)	24,155	139,616
Redback Networks Inc. (a)	9,645	57,677
Remec Inc. (a)	14,348	75,757
Retek Inc. (a)	12,937	145,153
RF Micro Devices Inc. (a)	41,239	215,268
RightNow Technologies Inc. (a)	783	9,600
Rogers Corp. (a)	3,817	152,680

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
RSA Security Inc. (a)	15,832	$250,937
S1 Corp. (a)	17,187	119,278
Safeguard Scientifics Inc. (a)	40,563	57,599
SafeNet Inc. (a)	5,599	164,107
Salesforce.com Inc. (a)	2,569	38,509
Sapient Corp. (a)	18,229	133,892
SBS Technologies Inc. (a)	3,493	38,947
ScanSoft Inc. (a)	18,714	69,616
Scansource Inc. (a)	2,920	151,344
SeaChange International Inc. (a)	5,729	74,191
Secure Computing Corp. (a)	8,398	71,971
Seebeyond Technology Corp. (a)	10,930	34,539
SERENA Software Inc. (a)	6,034	143,368
SI International Inc. (a)	1,655	45,728
Sigmatel Inc. (a)	5,832	218,292
Silicon Graphics Inc. (a)	48,985	58,292
Silicon Image Inc. (a)	17,024	171,261
Silicon Storage Technology Inc. (a)	19,095	71,033
Siliconix Inc. (a)	1,381	48,722
SimpleTech Inc. (a)	2,686	10,583
Sipex Corp. (a)	4,951	11,486
SiRF Technology Holdings Inc. (a)	3,199	35,701
Skyworks Solutions Inc. (a)	33,221	210,953
SonicWALL Inc. (a)	12,457	63,406
SPSS Inc. (a)	3,328	57,874
SRA International Inc. (a)	3,011	181,413
SS&C Technologies Inc.	3,179	72,481
Standard Microsystems Corp. (a)	4,204	72,981
Stellent Inc. (a)	4,586	38,568
Stratasys Inc. (a)	2,083	59,011
Stratex Networks Inc. (a)	19,906	36,627
Supertex Inc. (a)	2,250	41,198
SupportSoft Inc. (a)	8,299	43,819
Sycamore Networks Inc. (a)	38,016	135,337
Sykes Enterprises Inc. (a)	5,288	36,329
Synaptics Inc. (a)	5,239	121,545
Syniverse Holdings Inc. (a)	2,661	36,722
SYNNEX Corp. (a)	1,565	27,262
Syntel Inc.	1,389	24,585
Sypris Solutions Inc.	1,100	11,792
Talx Corp.	4,926	89,456
Tekelec (a)	12,096	192,810
Terremark Worldwide Inc. (a)	86,811	56,427
Tessera Technologies Inc. (a)	5,978	258,429
Tier Technologies Inc. (a)	3,400	25,058
Titan Corp. (a)	19,640	356,662
Transact Technologies Inc. (a)	2,574	25,766
Transaction Systems Architects Inc. (a)	9,123	211,197
Transmeta Corp. (Santa Clara, CA) (a)	32,841	30,542
Trident Microsystems Inc. (a)	4,310	76,201
Trimble Navigation Ltd. (a)	11,651	393,920
Tripath Technology Inc. (a)	4,807	4,278
Triquint Semiconductor Inc. (a)	30,310	102,448
TriZetto Group Inc. (a)	6,460	60,143
TTM Technologies Inc. (a)	9,371	98,021
Tumbleweed Communications Corp. (a)	8,839	24,396
Tyler Technologies Inc. (a)	9,374	71,336
Ulticom Inc. (a)	2,460	27,380
Ultimate Software Group Inc. (a)	3,338	53,341
Universal Display Corp. (a)	4,950	34,601
Varian Inc. (a)	8,129	308,008
Verint Systems Inc. (a)	2,781	97,168
Verity Inc. (a)	6,483	61,264
Verso Technologies Inc. (a)	40,659	14,637
ViaSat Inc. (a)	5,029	93,992
Vignette Corp. (a)	70,750	92,682
Vitesse Semiconductor Corp. (a)	48,173	129,104
Volterra Semiconductor Corp. (a)	1,222	16,497
WatchGuard Technologies Inc. (a)	7,337	23,699
WebEX Communications Inc. (a)	7,036	151,907
Webmethods Inc. (a)	11,142	61,058
Websense Inc. (a)	5,394	290,197
Westell Technologies Inc. (a)	11,015	60,693
Wind River Systems Inc. (a)	16,983	256,104
Witness Systems Inc. (a)	4,994	87,645
WJ Communications Inc. (a)	3,211	7,642
Xybernaut Corp. (a)	48,339	20,302
Zhone Technologies Inc. (a)	8,644	22,042
Zix Corp. (a)	4,323	16,168
Zoran Corp. (a)	9,600	99,360

		29,854,509

Telecommunications (0.67%)
Alamosa Holdings Inc. (a)	21,699	253,227
Alaska Communications Systems Group	1,416	14,231
Boston Communications Group (a)	3,828	27,255
Centennial Communications Corp. (a)	1,375	14,919
Cincinnati Bell Inc. (a)	54,384	231,132
Commonwealth Telephone Enterprises Inc. (a)	5,240	247,014
CT Communications Inc.	3,973	41,836
Dobson Communications Corp. (a)	18,675	37,723
General Communication Inc. (a)	9,349	85,356
Golden Telecom Inc.	3,311	84,762
Intrado Inc. (a)	4,152	51,070
North Pittsburgh Systems Inc.	3,186	62,971
Price Communications Corp. (a)	11,096	194,180
Primus Telecommunications Group Inc. (a)	15,409	24,192
Shenandoah Telecommunications Co.	1,600	49,600
SureWest Communications	3,514	81,033
Talk America Holdings Inc. (a)	6,624	42,725
Time Warner Telecom Inc. (a)	11,781	46,770
Triton PCS Holdings Inc. (a)	6,791	15,076

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Telecommunications (Cont.)
Ubiquitel Inc. (a)	14,748	$98,812

		1,703,884

Utilities & Energy (3.72%)
American States Water Co.	3,874	98,012
Aquila Inc. (a)	53,276	204,047
Atlas America Inc. (a)	428	15,481
Atmos Energy Corp.	16,921	456,867
Avista Corp.	11,433	200,077
Black Hills Corp.	8,057	266,445
California Water Service Group	4,151	138,519
Cascade Natural Gas Corp.	2,786	55,609
Central Vermont Public Service Corp.	3,400	76,432
CH Energy Group Inc.	3,871	176,905
Cleco Corp.	11,561	246,249
CMS Energy Corp. (a)	43,687	569,678
Connecticut Water Services Inc.	1,625	40,527
Crosstex Energy Inc.	549	24,030
D&E Communications Inc.	1,813	16,553
Duquesne Light Holdings Inc.	16,908	302,991
El Paso Electric Co. (a)	10,936	207,784
Empire District Electric Co.	6,968	162,076
Energen Corp.	8,263	550,316
EnergySouth Inc.	1,800	51,543
FairPoint Communications Inc. (a)	5,052	75,628
Idacorp Inc.	9,729	276,012
Iowa Telecommunications Service Inc.	4,782	93,249
KFX Inc. (a)	10,254	137,404
Laclede Group Inc.	5,089	148,599
MGE Energy Inc.	3,692	122,390
Middlesex Water Co.	2,736	49,658
New Jersey Resources Corp.	6,221	270,800
Nicor Inc.	8,276	306,957
Northwest Natural Gas Co.	6,480	234,382
Otter Tail Corp.	6,139	153,721
Peoples Energy Corp.	8,135	341,019
Piedmont Natural Gas Co. Inc.	16,846	388,132
PNM Resources Inc.	14,038	374,534
Premiere Global Services Inc. (a)	13,363	151,269
Sierra Pacific Resources Corp. (a)	26,025	279,769
SJW Corp.	1,941	68,187
South Jersey Industries Inc.	3,550	200,220
Southern Union Co. (a)	19,794	497,027
Southwest Gas Corp.	8,290	200,286
Southwest Water Co.	2,938	30,643
Tetra Technologies Inc. (a)	5,057	143,821
UIL Holdings Corp.	3,346	169,475
Unisource Energy Corp.	8,448	261,635
USA Mobility Inc. (a)	5,606	181,634
Valor Communications Group Inc.	4,648	67,257

	Shares or principal amount	Value
Common Stocks (Cont.)

Utilities & Energy (Cont.)
WGL Holdings Inc.	11,177	$346,040

		9,429,889

Total Common Stocks (cost $216,328,752)		248,753,980

Short-term Investments (2.42%)
U.S. Treasury Bills, 2.625%, 04/14/2005 (b)	$6,145,000	6,139,279

Total Short-term Investments (cost $6,139,168)		6,139,279

TOTAL INVESTMENTS (100.55%) (cost $222,467,920)		254,893,259

LIABILITIES, NET OF OTHER ASSETS (-0.55%)		(1,406,594)

NET ASSETS (100.00%)		$253,486,665

(a)	Non-income producing security.
(b)	At March 31, 2005, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.79%)

Australia (5.15%)
Alumina Ltd.	33,907	$154,408
Amcor Ltd.	25,724	142,402
AMP Ltd.	52,851	289,301
Ansell Ltd.	5,217	39,690
Aristocrat Leisure Ltd.	8,867	69,789
Australia & New Zealand Banking Group Ltd.	51,735	824,778
Australian Gas & Light Co.	12,931	141,966
Australian Stock Exchange	2,887	45,222
Axa Asia Pacific Holdings	18,789	61,012
BHP Billiton Ltd.	102,052	1,409,970
Bluescope Steel	21,227	142,781
Boral Ltd.	17,910	84,467
Brambles Industries Ltd.	27,608	169,694
Centro Properties Group	22,727	91,020
CFS Gandel Retail Trust	35,700	43,886
Coca-Cola Amatil Ltd.	14,114	93,627
Cochlear Ltd.	1,423	36,086
Coles Myer Ltd.	33,231	241,767
Commonwealth Bank of Australia	36,197	978,380
Commonwealth Property Office	35,774	34,297
Computershare Ltd.	10,709	46,449
CSL Ltd.	5,621	148,542
CSR Ltd.	27,982	53,220
DB Reef Trust	71,145	70,957
Foster’s Group Ltd.	56,489	224,050
Futuris Corp. Ltd.	14,491	23,304
General Property Trust	56,322	154,586
Harvey Norman Holdings Ltd.	13,901	29,126
Iluka Resources Ltd.	6,645	29,181
Ing Industrial Fund	20,392	32,163
Insurance Australia Group	45,834	224,668
Investa Property Group	40,599	65,289
James Hardie Industries Ltd. (a)	14,248	65,985
John Fairfax Holdings Ltd.	26,931	87,035
Leighton Holdings Ltd.	4,775	37,656
Lend Lease Corp. Ltd.	10,206	99,424
Lion Nathan Ltd.	7,514	42,119
Macquarie Bank Ltd.	6,204	230,382
Macquarie Goodman Group (a)	29,086	85,454
Macquarie Infrastructure Grp.	54,932	152,894
Mayne Group Ltd.	18,392	54,888
Mirvac Group	24,096	82,158
National Australia Bank Ltd.	44,075	966,071
Newcrest Mining Ltd.	9,618	129,463
Onesteel Ltd.	14,975	29,987
Orica Ltd.	8,032	113,331
Origin Energy Ltd.	18,736	103,283
Origin Energy Ltd. (a)	3,122	17,138
Pacific Brands Ltd.	12,079	23,441
Paperlinx Ltd.	12,720	40,321
Patrick Corp. Ltd.	15,337	69,724
Perpetual Trustees Australia	1,149	50,787
Publishing & Broadcasting	3,610	42,955
Qantas Airways Ltd.	25,282	69,391
QBE Insurance Group Ltd.	20,917	240,801
Rinker Group Ltd.	26,451	220,866
Rio Tinto Ltd.	8,929	311,622
Santos Ltd.	17,611	122,544
Sonic Healthcare Ltd.	6,818	63,520
Southcorp Ltd.	18,080	59,129
Stockland	36,676	165,599
Suncorp-Metway Ltd.	15,327	230,247
Tabcorp Holding Ltd.	14,503	188,715
Telstra Corp. Ltd.	61,063	240,303
Toll Holdings Ltd.	6,534	70,624
Transurban Group	15,321	83,629
Wesfarmers Ltd.	10,678	328,081
Westfield Group	40,625	508,515
Westpac Banking Corp.	51,063	751,292
WMC Resources Ltd.	33,415	205,903
Woodside Petroleum Ltd.	13,254	249,010
Woolworths Ltd.	29,479	365,807

		13,196,172

Austria (0.38%)
Bank Austria Creditanstalt	1,066	105,001
Boehler-Uddeholm	249	33,969
Erste Bank Der Oester Spark	3,467	181,309
Flughafen Wien AG	288	19,339
Immofinaz Immobillien Anlagen AG (a)	6,616	60,280
Mayr-Melnhof Karton AG	90	14,305
Oest Elektrizatswirts Class A	167	37,877
OMV AG (a)	464	147,395
RHI AG (a)	568	17,557
Telekom Austria	9,729	190,400
VA Technologie AG (a)	261	21,987
VoestAlpine AG	763	58,898
Wienerberger AG	1,780	80,998

		969,315

Belgium (1.43%)
Agfa Gevaert NV	2,844	99,484
Barco (New) NV	307	24,947
Bekaert NV	405	34,040
Belgacom SA (a)	4,716	194,978
Cofinimmo	134	21,622
Colruyt SA	497	77,168
Compagnie Maritime Belge	530	20,181
Delhaize Group	1,993	136,513
Dexia	17,811	423,590
Electrabel SA	785	352,122
Euronav SA	636	21,102
Fortis	33,427	952,241
Groupe Bruxelles Lambert SA	2,000	182,354

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Belgium (Cont.)
Inbev	4,988	$174,611
KBC Bankverzekerings Holding	5,217	439,835
Mobistar SA (a)	836	73,407
Omega Pharma SA	599	30,883
S.A. D’Ieteren NV	84	19,727
Solvay SA	1,785	212,722
UCB SA	2,455	118,777
Umicore	655	66,470

		3,676,774

Bermuda (0.03%)
Kerry Properties Ltd.	16,000	34,977
Orient Overseas International Ltd.	6,000	28,926
Ship Finance International Ltd.	108	2,124
Smartone Telecommunication	5,000	5,513

		71,540

Cayman Islands (0.03%)
Hutchison Telecommunications (a)	38,000	36,298
Kingboard Chemicals Holdings	16,000	47,799

		84,097

Denmark (0.80%)
AP Moller-Maersk AS	31	288,518
Bang & Olufsen Class B	395	26,455
Carlsberg AS Class B	899	44,572
Coloplast Class B	708	36,827
Danisco AS	1,515	102,522
Danske Bank (a)	12,440	360,864
DSV De Sammenslut Vogn Class B (a)	580	44,244
FLS Industries AS Class B (a)	578	10,658
GN Store Nord	6,110	70,152
H. Lundbeck AS	2,040	49,506
ISS AS	1,266	102,851
Kobenhavns Lufthavne	141	33,629
Nordiske Kabel Traadfabri	538	18,625
Novo Nordisk AS	6,860	381,883
Novozymes AS Class B	1,549	75,990
Ostasiatiske Kompagni	700	39,759
TDC AS	5,225	220,195
Topdanmark AS (a)	648	48,248
Vestas Wind Systems (a)	4,621	66,722
William DeMant Holding (a)	774	38,644

		2,060,864

Finland (1.41%)
Amer Group	2,082	37,373
Elisa Corp Class A	4,113	69,832
Fortum OYJ	9,782	190,423
KCI Konecranes OYJ	347	14,328
Kesko OYJ	1,987	51,042
Kone OYJ Class B (a)	1,028	79,900
Metso OYJ	2,671	47,841
Nokia OYJ	132,684	2,056,703
Nokian Renkaat OYJ	275	44,302
Orion-Yhtyma Class B	2,045	31,328
Outokumpo OYJ	2,996	53,546
Pohjola Group PLC	1,812	21,864
Rautaruukki OYJ	2,051	27,592
Sampo Insurance Co.	10,778	156,451
Stora Enso OYJ R	17,926	251,613
Tietoenator Corp. OYJ	2,312	79,017
UPM-Kymmene OYJ	14,893	330,065
Uponor OYJ	1,644	34,517
Wartsila OYJ Class B	1,724	45,582

		3,623,319

France (9.27%)
Accor SA	5,566	272,394
Air France	3,523	63,330
Air Liquide	3,086	567,545
Alcatel SA (a)	34,579	419,479
Alstom (a)	126,475	108,186
Atos Origin (a)	1,589	107,399
Autoroutes Du Sud De La France	1,901	96,408
AXA Co.	40,517	1,079,123
BIC	856	48,559
BNP Paribas	22,675	1,606,051
Bouygues	5,791	229,516
Business Objects (a)	1,980	52,992
Cap Gemini (a)	3,630	126,555
Carrefour AS	16,288	864,246
Casino Guichard Perrachon	897	75,392
CNP Assurances	1,017	72,033
Compagnie De Saint-Gobain	8,725	531,478
Credit Agricole SA	18,928	514,428
Dassault Systemes SA	1,552	73,217
Essilor International	2,805	202,675
European Aeronautic Defense	6,989	208,880
France Telecom SA	42,169	1,262,487
Gecina SA	966	110,300
Groupe Danone	6,867	683,073
Hermes International SCA	261	52,533
Imerys SA	948	71,631
Klepierre	660	59,321
L’Oreal	8,650	692,269
Lafarge SA	4,833	467,907
Lagardere S.C.A.	3,602	272,633
LVMH Moet Hennessy Louis Vuitton SA	6,949	519,661
Michelin (CGDE) Class B	4,088	268,621
Pernod-Ricard	1,454	202,956
Peugeot SA	4,806	305,336
Pinault-Printemps-Redoute	1,887	201,766
Publicis Groupe SA	3,766	115,580

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Renault SA	5,258	$469,528
Sagem SA	4,603	103,505
Sanofi-Aventis	27,806	2,344,270
Schneider Electric SA	6,308	494,208
Societe Generale Class A	9,475	984,248
Sodexho Alliance	2,848	94,899
Suez SA	22,920	616,685
Technip-Coflexip SA	525	87,775
Television Francaise (TF1)	3,413	107,931
Thales SA	2,198	91,643
Thomson Multimedia	6,544	176,412
Total SA	16,235	3,797,968
Unibail	1,216	144,125
Valeo	2,144	95,422
Veolia Environnement	8,650	306,728
Vinci SA	2,070	298,330
Vivendi Universal SA (a)	29,073	890,380
Zodiac SA	1,102	51,117

		23,761,134

Germany (6.53%)
Adidas-Salomon AG	1,303	206,737
Allianz AG	8,767	1,112,954
Altana AG	1,974	125,490
BASF AG	14,771	1,046,983
Bayer AG	18,717	617,856
Bayerische Hypo-Und Vereinsbank (a)	18,099	442,638
Beiersdorf AG	461	51,443
Celesio AG	968	79,126
Commerzbank AG (a)	12,792	277,534
Continental AG	3,712	287,838
DaimlerChrysler AG	24,489	1,095,946
Deutsche Bank AG	13,966	1,204,597
Deutsche Boerse AG	3,016	226,715
Deutsche Lufthansa (a)	6,549	94,385
Deutsche Post AG	14,208	346,741
Deutsche Telekom AG (a)	77,745	1,551,726
Douglas Holding AG	1,264	46,378
E.On AG	17,735	1,521,407
Epcos AG (a)	1,433	19,798
Fresenius Medical Care	952	77,053
Heidelbergcement AG	1,775	111,643
Heidelbergcement AG (a)	135	8,395
Hypo Real Estate Holding (a)	3,803	158,463
Infineon Technologies AG (a)	17,716	169,910
Karstadtquelle AG	1,592	15,970
Linde AG	2,393	164,377
MAN AG	4,023	179,883
Merck KGAA	1,466	104,500
Metro AG	4,095	219,776
MLP AG	1,705	24,771
Muenchener Rueckvers AG	5,223	629,136
Puma AG	470	117,644
RWE AG	11,975	724,017
SAP AG	5,842	941,216
Schering AG	4,662	309,118
Siemens AG	22,746	1,799,751
Suedzucker AG	1,553	31,238
ThyssenKrupp AG	8,762	180,447
TUI AG	4,201	110,909
Volkswagen AG	6,383	303,773

		16,738,282

Greece (0.55%)
Alpha Bank AE	5,480	185,087
Bank of Piraeus	4,578	83,066
Coca-Cola Hellenic Bottling	2,970	74,676
Cosmote Mobile Telecommunication	3,180	56,134
Duty Free Shops	860	13,821
EFG Eurobank	5,610	172,610
Emporiki Bank of Greece (a)	1,387	36,636
Folli-Follie SA	400	11,353
Germanos SA	670	20,615
Greek Org of Football Prognostics SA	4,380	127,612
Hellenic Petroleum	3,019	30,207
Hellenic Technodomiki Tev SA	3,096	14,124
Hellenic Telecommunications Org	6,919	122,136
Hyatt Regency SA	925	10,957
Intracom SA	2,430	12,157
National Bank of Greece	7,508	253,972
Public Power Corp.	3,059	88,173
Technical Olympic SA	2,490	15,297
Titan Cement Co. SA	1,870	61,996
Viohalco	2,850	22,754

		1,413,383

Hong Kong (1.55%)
ASM Pacific Technology	6,000	25,848
Bank of East Asia	37,405	107,668
BOC Hong Kong Holdings Ltd.	105,000	193,189
Cathay Pacific Airways Ltd.	30,000	56,543
Cheung Kong Holdings Ltd.	43,000	381,795
Cheung Kong Infrastructure	12,000	34,464
CLP Holdings Ltd.	51,283	291,943
Espirit Holdings Ltd.	25,000	170,687
Giordano International Ltd.	34,000	23,104
Hang Lung Properties Ltd.	52,000	75,340
Hang Seng Bank Ltd.	21,774	288,948
Henderson Land Development	21,000	93,431
Hong Kong & China Gas	100,534	197,862
Hong Kong Exchange & Clearing	30,000	77,506
HongKong Electric	38,000	169,065
Hopewell Holdings	16,000	37,747
Hutchison Whampoa Ltd.	60,210	511,442
Hysan Development Co.	17,000	33,676

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Johnson Electric Holdings	44,716	$40,420
Li & Fung Ltd.	46,000	83,751
MTR Corp.	43,500	66,929
New World Development	64,800	63,559
PCCW Ltd.	93,000	52,168
SCMP Group Ltd.	36,000	16,040
Shangri-La Asia Ltd.	32,271	47,169
Sino Land Co.	32,000	28,926
Sun Hung Kai Properties	38,000	344,708
Swire Pacific Ltd. “A”	27,000	213,768
Techtronic Industries	23,000	50,870
Television Broadcasts Ltd.	8,000	40,311
Texwinca Holdings Ltd.	18,000	15,117
Wharf Holdings Ltd.	35,114	110,979
Yue Yuen Industrial Holdings	13,500	38,426

		3,983,399

Ireland (0.81%)
Allied Irish Bank PLC	24,631	515,557
Bank of Ireland	27,289	429,720
CRH PLC	15,034	393,983
DCC PLC	2,156	50,130
Depfa Bank PLC	9,853	155,794
Elan Corp. PLC (a)	11,115	34,573
Fyffes PLC	8,271	24,119
Grafton Grp PLC (a)	6,064	71,598
Greencore Group PLC	2,794	11,696
Independent News & Media PLC	14,216	46,799
Irish Life & Permanent PLC	7,589	134,749
Kerry Group PLC Class A	3,805	91,972
Kingspan Group PLC	3,636	42,977
Ryanair Holdings PLC (a)	9,352	73,209

		2,076,876

Italy (4.15%)
Alleanza Assicurazioni	13,243	172,837
Arnoldo Mondadori Editore	3,562	38,040
Assicurazione Generali Itl	27,248	879,338
Autogrill SpA (a)	3,779	56,520
Autostrade SpA	8,046	208,248
Banca Antonveneta SpA (a)	6,580	213,200
Banca Fideuram SpA	7,674	39,237
Banca Intesa	26,794	123,105
Banca Intesa SpA	92,119	468,012
Banca Monte Dei Paschi Siena	32,096	107,947
Banca Nazionale Lavoro (a)	45,948	147,686
Banca Popolare Di Verona	10,569	197,114
Banche Popolari Unite SCRL	9,460	198,377
Banco Popolare Di Milano SCRL	11,081	105,916
Benetton Group	1,758	16,952
Bulgari SpA	3,409	40,515
Capitalia SpA	40,327	209,978
Edison SpA (a)	25,576	52,108
Enel SpA	104,392	998,494
ENI SpA	74,383	1,930,974
Fiat SpA (a)	15,210	110,589
Finecogroup SpA (a)	5,048	44,489
Finmeccanica SpA	169,526	171,816
Gruppo Editoriale L’Espresso	4,388	27,511
Italcementi SpA	1,619	27,236
Luxottica Group SpA	3,880	79,604
Mediaset SpA	16,798	241,659
Mediobanca SpA	13,086	227,096
Mediolanum SpA	7,055	48,141
Pirelli & Co.	69,846	86,903
RAS SpA	8,591	202,089
San Paolo - IMI SpA	30,810	482,370
Seat Pagine Gaille	118,660	49,443
Snam Rete Gas	25,026	139,308
Telecom Italia	234,951	890,687
Telecom Italia Media (a)	38,241	21,361
Telecom Italia RNC	164,295	513,705
Terna SpA (a)	30,093	79,954
TIM SpA	36,546	244,643
Tiscali SpA (a)	4,618	16,399
Unicredito Italiano SpA	126,175	740,787

		10,650,388

Japan (21.29%)
77 Bank Ltd.	10,000	72,478
ACOM Co. Ltd.	1,980	133,902
Aderans Co. Ltd.	900	19,099
Advantest Corp.	1,990	152,584
Aeon Co. Ltd.	16,500	278,732
Aeon Credit Service Co. Ltd.	800	54,027
Aiful Corp.	1,200	96,040
Aiful Corp.-W/I	600	47,013
Aisin Seiki Co. Ltd.	4,600	104,697
Ajinomoto Co. Inc.	17,000	207,416
Alfresa Holdings Corp.	500	20,661
All Nippon Airways Co. Ltd.	13,000	44,382
Alps Eelectronics Co. Ltd.	5,000	79,614
Amada Co. Ltd.	10,000	61,564
Amano Corp.	2,000	22,406
Anritsu Corp.	2,000	12,686
Aoyama Trading Co. Ltd.	1,600	43,207
Ariake Japan Co. Ltd.	440	10,999
Asahi Breweries Ltd.	11,100	143,817
Asahi Glass Co. Ltd.	22,000	231,892
Asahi Kasei Corp.	35,000	172,380
Asatsu DK Inc.	800	25,596
Autobacs Seven Co. Ltd.	600	19,365
Bandai Co. Ltd.	2,200	44,634
Bank of Fukuoka Ltd.	15,000	94,165

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Bank of Yokohama Ltd.	34,000	$207,416
Benesse Corp	1,700	57,721
Bridgestone Corp.	19,000	349,321
Canon Inc.	24,000	1,287,253
Capcom Co. Ltd.	1,400	13,673
Casio Computer Co. Ltd.	5,500	72,595
Central Glass Co. Ltd.	6,000	38,114
Central Japan Railway Co	29	248,328
Chiba Bank Ltd.	20,000	129,472
Chubu Electric Power Co. Inc.	18,800	451,565
Chugai Pharmaceutical Co. Ltd.	7,500	115,223
Circle K Sunkus Co. Ltd.	1,100	25,293
Citizen Watch Co. Ltd.	8,000	76,787
Coca-Cola West Japan Co. Ltd.	1,200	28,208
Comsys Holdings Corp.	3,000	25,157
Credit Saison Co. Ltd.	4,000	144,023
CSK Corp.	1,900	79,045
Dai Nippon Printing Co. Ltd.	18,000	293,662
Daicel Chemical Industries	7,000	38,524
Daiichi Pharmaceutical	6,700	156,868
Daikin Industries Ltd.	5,600	141,038
Dainippon Ink & Chemical Inc.	18,000	49,195
Dainippon Screen Manufacturing Co. Ltd.	5,000	33,814
Daito Trust Construction Co. Ltd.	2,600	109,137
Daiwa House Industry Co Ltd	14,000	160,888
Daiwa Securities Group Inc.	34,000	223,907
Denki Kagaku Kogyo KK	11,000	39,812
Denso Corp.	15,200	378,564
Dentsu Inc.	44	120,256
Dowa Mining Co. Ltd.	8,000	53,953
East Japan Railway Co.	96	515,797
Ebara Corp.	9,000	39,877
Eisai Co. Ltd.	7,200	244,466
Electric Power Development	3,900	120,050
Familymart Co. Ltd.	1,900	56,005
Fanuc Ltd.	4,100	256,621
Fast Retailing	1,500	90,807
Fuji Electric Holdings Co. Ltd.	15,000	47,293
Fuji Photo Film Co. Ltd.	13,200	482,664
Fuji Soft ABC Inc.	800	24,476
Fuji Television Network Inc.	14	33,040
Fujikura Ltd.	9,000	39,457
Fujisawa Pharmaceutical Co	8,100	189,646
Fujitsu Ltd.	50,000	300,359
Furukawa Electric Co. Ltd. (a)	15,000	68,700
Goodwill Group Inc.	12	24,962
Gunma Bank Ltd.	11,000	63,514
Gunze Ltd.	5,000	23,273
Hankyu Department Stores	3,000	23,394
Hino Motors Ltd.	6,000	37,722
Hirose Electric Co. Ltd.	900	91,927
Hitachi Cable Ltd.	4,000	16,417
Hitachi Capital Corp.	1,400	26,902
Hitachi Chemical Co. Ltd.	3,100	55,404
Hitachi Construction Machine	3,000	41,388
Hitachi Ltd.	91,000	565,328
Hitachi Sofware Engineering	800	15,037
Hokkaido Electric Power	4,700	95,574
Hokuhoku Financial Group Inc.	26,000	78,821
Honda Motor Co. Ltd.	21,400	1,071,946
House Foods Corp.	2,200	31,767
Hoya Corp.	3,000	330,208
Inpex Corp.	11	58,897
Isetan Co Ltd	5,000	65,156
Ishihara Sangyo Kaisha Ltd.	8,000	18,507
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	35,000	56,481
ITO EN Ltd.	800	38,879
ITO-Yokado Co. Ltd.	9,500	379,273
Itochu Corp.	38,000	191,409
Itochu Techno-Science Corp.	900	29,131
JAFCO Co. Ltd.	800	50,222
Japan Airlines Corp.	18,000	52,554
Japan Real Estate Investment	6	48,972
Japan Retail Fund Investment	5	39,737
Japan Tobacco Inc.	26	288,606
JFE Holdings Inc.	15,000	418,357
JGC Corp.	6,000	65,482
Joyo Bank Ltd.	21,000	113,026
JS Group Crop.	7,000	128,501
JSR Corp.	5,000	98,643
Kajima Corp.	25,000	103,307
Kaken Pharmaceutical Co. Ltd.	2,000	13,805
Kamigumi Co. Ltd.	7,000	58,505
Kanebo Ltd. (a)	1,700	23,596
Kaneka Corp.	7,000	77,310
Kansai Electric Power	20,500	411,128
Kansai Paint Co. Ltd.	5,000	30,969
KAO Corp.	15,000	344,900
Katokichi Co. Ltd.	900	6,632
Katokichi Co. Ltd.-W/I (a)	1,800	13,164
Kawasaki Heavy Industries Ltd.	37,000	63,850
Kawasaki Kisen Kaisha Ltd.	14,000	96,637
Keihin Electric Express Railway	12,000	74,213
Keio Electric Railway Co. Ltd.	15,000	88,988
Keyence Corp.	880	203,901
Kikkoman Corp.	4,000	40,110
Kinden Corp.	3,000	23,478
Kinki Nippon Railway Co Ltd	45,000	152,791
Kirin Brewery Co. Ltd.	20,000	194,954
Kobe Steel Ltd.	69,000	121,645
Kokuyo Co. Ltd.	2,100	26,778
Komatsu Ltd.	27,000	202,994
Komori Corp.	2,000	30,484
Konami Corp.	2,600	57,721

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Konica Minolta Holdings Inc.	12,000	$121,338
Koyo Seiko Co. Ltd.	3,000	40,604
Kubota Corp.	29,000	154,732
Kuraray Co. Ltd.	11,000	98,195
Kurita Water Industries Ltd.	3,000	47,181
Kyocera Corp.	4,600	328,250
Kyowa Hakko Kogyo Co. Ltd.	10,000	76,582
Kyushu Electric Power	11,400	242,451
Lawson Inc.	1,600	58,803
Leopalace21 Corp.	3,600	59,370
Mabuchi Motor Co. Ltd.	800	48,057
Makita Corp.	3,000	54,792
Marubeni Corp.	37,000	118,726
Marui Co. Ltd.	9,000	120,974
Matsumotokiyoshi Co. Ltd.	1,000	29,663
Matsushita Electric Industries	63,000	928,502
Matsushita Electric Works	8,114	69,859
Mediceo Holdings Co. Ltd.	2,800	37,218
Meiji Dairies Corp.	7,000	39,308
Meiji Seika Kaisha Ltd.	9,000	44,830
Meitec Corp.	1,000	34,886
Millea Holdings Inc.	41	596,614
Minebea Co. Ltd.	8,000	34,327
Mitsubishi Chemical Corp.	47,000	149,937
Mitsubishi Corp.	31,200	404,242
Mitsubishi Electric Corp.	49,000	253,673
Mitsubishi Estate Co. Ltd.	28,000	325,433
Mitsubishi Gas Chem Co.	10,000	46,919
Mitsubishi Heavy Industries Ltd.	82,000	217,994
Mitsubishi Logistics Corp.	3,000	33,944
Mitsubishi Materials Corp.	25,000	59,699
Mitsubishi Rayon Co. Ltd.	14,000	51,714
Mitsubishi Tokyo Financial	130	1,127,746
Mitsui & Co. Ltd.	36,000	332,111
Mitsui Chemicals Inc.	17,000	94,986
Mitsui Engineering & Shipbuilding	19,000	35,978
Mitsui Fudosan Co. Ltd.	20,000	234,877
Mitsui Mining & Smelting Co.	17,000	75,323
Mitsui OSK Lines Ltd.	25,000	160,674
Mitsui Sumitomo Insurance Co.	37,000	339,266
Mitsui Trust Holding Inc.	15,000	149,154
Mitsukoshi Ltd.	10,000	52,236
Mitsumi Electric Co. Ltd.	1,600	17,865
Mizuho Financial Group Inc.	221	1,045,166
Murata Manufacturing Co. Ltd.	6,300	337,904
Namco Ltd.	1,800	23,389
NEC Corp.	47,000	284,091
NEC Electronics Corp.	1,000	46,640
Net One Systems Co. Ltd.	13	33,347
NGK Insulators Ltd.	8,000	79,474
NGK Spark Plug Co. Ltd.	5,000	51,723
Nichii Gakkan Co.	550	16,571
Nichirei Corp.	8,000	30,372
Nidec Corp.	1,300	161,886
Nikko Cordial Corp.	45,000	224,990
Nikon Corp.	8,000	92,011
Nintendo Co. Ltd.	2,800	305,583
Nippon Building Fund Inc.	9	76,899
Nippon Express Co. Ltd.	22,000	115,741
Nippon Kayaku Co. Ltd.	5,000	28,917
Nippon Light Metal Co. Ltd.	11,000	28,627
Nippon Meat Packers Inc.	5,000	63,383
Nippon Mining Holdings Inc.	22,500	123,618
Nippon Oil Corp.	37,000	262,646
Nippon Paper Group Inc.	25	115,433
Nippon Sheet Glass Co. Ltd.	9,000	38,114
Nippon Shokubai Co. Ltd.	3,000	27,144
Nippon Steel Corp.	173,000	437,321
Nippon Yusen Kabushiki Kaish	26,000	156,672
Nishimatsu Construction Co.	7,000	26,510
Nissan Chemical Industries	4,000	34,513
Nissan Motor Co. Ltd.	70,900	726,823
Nisshin Seifun Group Inc.	5,000	53,169
Nisshin Steel Co. Ltd.	20,000	52,423
Nisshinbo Industries Inc.	5,000	40,716
Nissin Food Products Co. Ltd.	2,600	68,029
Nitori Co. Ltd.	450	29,047
Nitto Denko Corp.	4,700	246,388
NOK Corp.	2,600	61,965
Nomura Holdings Inc.	53,000	741,570
Nomura Research Institute	600	55,968
NSK Ltd.	13,000	66,937
NTN Corp.	12,000	66,601
NTT Corp.	147	643,095
NTT Data Corp.	35	120,797
NTT Docomo Inc.	570	957,045
OBIC Co. Ltd.	200	39,028
Odakyu Electric Railway Co.	17,000	103,866
Ohbayashi Corp.	16,000	98,652
OJI Paper Co. Ltd.	23,000	129,154
OKI Electric Industries Co. Ltd.	16,000	67,460
Okumura Corp.	5,000	30,409
Olympus Corp.	7,000	163,239
Omron Corp.	6,000	130,964
Onward Kashiyama Co. Ltd.	4,000	59,064
Oracle Corp.	900	41,640
Oriental Land Co. Ltd.	1,400	91,414
Orix Corp.	2,300	293,279
Osaka Gas Co. Ltd.	57,000	175,458
Pioneer Corp.	4,400	79,172
Promise Co. Ltd.	2,500	170,934
QP Corp./Japan	1,800	15,783
Rakuten Inc.	139	121,230
Resona Holdings Inc. (a)	131,000	262,721
Ricoh Co. Ltd.	19,000	326,104
Rinnai Corp.	900	22,835

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Rohm Co. Ltd.	3,000	$289,632
Ryohin Keikaku Co. Ltd.	700	34,607
Saizeriya Co. Ltd.	900	13,004
Sanden Corp.	3,000	15,027
Sanken Electric Co. Ltd.	3,000	39,289
Sankyo Co. Ltd.	10,700	225,568
Sankyo Co. Ltd. GUNMA	1,400	67,777
Sanwa Shutter Corp.	4,000	21,977
Sanyo Electric Co. Ltd.	44,000	137,083
Sapporo Breweries	7,000	32,778
Secom Co. Ltd.	6,000	249,615
Sega Sammy Holdings Inc.	1,984	120,663
Seiko Epson Corp.	2,900	107,663
Seino Tranportation Co. Ltd.	4,000	39,252
Sekisui Chemical	12,000	87,197
Sekisui House Ltd.	14,000	149,527
Seven-Eleven Japan	10,600	310,471
Sharp Corp.	27,000	408,507
Shimachu Co. Ltd.	1,500	39,177
Shimamura Co. Ltd.	500	38,291
Shimano Inc.	2,200	73,877
Shimizu Corp.	14,000	71,694
Shin-Etsu Chemical Co. Ltd.	10,200	386,288
Shinsei Bank Ltd.	27,000	153,631
Shionogi & Co. Ltd.	9,000	124,080
Shiseido Co. Ltd.	10,000	131,990
Shizuoka Bank Ltd.	17,000	171,736
Showa Denko K.K.	28,000	73,392
Showa Shell Sekiyu K.K.	4,300	41,714
Skylark Co. Ltd.	2,100	35,436
SMC Corp.	1,500	169,722
Snow Brand Milk Product Co. (a)	4,000	13,208
Softbank Corp.	6,500	267,991
Sojitz Holdings Corp. (a)	5,100	25,118
Sompo Japan Insurance Inc.	21,000	219,197
Sony Corp.	26,400	1,051,518
Stanley Electric Co. Ltd.	4,000	60,594
Sumitomo Bakelite Co. Ltd.	5,000	31,202
Sumitomo Chemical Co. Ltd.	37,000	182,921
Sumitomo Corp.	26,000	222,881
Sumitomo Electric Industries	19,000	202,220
Sumitomo Heavy Industries	14,000	55,109
Sumitomo Metal Industries	103,000	185,430
Sumitomo Metal Mining Co. Ltd.	15,000	112,915
Sumitomo Mitsui Financial Gr	124	839,737
Sumitomo Osaka Cement Co. Ltd.	11,000	28,833
Sumitomo Realty & Development	11,000	132,774
Sumitomo Trust & Banking	36,000	234,728
Surgua Bank Ltd.	6,000	53,337
Suzuken Co. Ltd.	1,440	35,461
T&D Holdings Inc.	5,150	261,812
Taiheiyo Cement Corp.	23,000	64,577
Taisei Corp.	25,000	93,746
Taisho Pharmaceutical Co. Ltd.	5,000	106,338
Taiyo Nippon Sanso Corp.	8,000	46,864
Taiyo Yuden Co. Ltd.	3,000	32,489
Takara Holdings Inc.	5,000	35,026
Takashimaya Co. Ltd.	7,000	71,694
Takeda Pharmaceutical Co. Ltd.	25,300	1,205,942
Takefuji Corp.	3,110	209,451
Takuma Co. Ltd.	2,000	16,641
TDK Corp.	3,400	232,788
Teijin Ltd.	22,000	93,988
Teikoku Oil Co.	5,000	36,472
Terumo Corp.	4,700	141,607
The Daimaru Inc.	6,000	53,449
THK Co. Ltd.	2,600	52,507
TIS Inc.	1,000	39,084
Tobu Railway Co. Ltd.	20,000	80,780
Toda Corp.	6,000	29,551
TOHO Co. Ltd.	3,800	62,102
Tohoku Electric Power	12,000	222,415
Tokyo Broadcasting System	1,000	19,495
Tokyo Electric Power Co.	32,700	793,060
Tokyo Electron Ltd.	4,900	279,269
Tokyo Gas Co. Ltd.	72,000	290,136
Tokyo Style Co. Ltd.	2,000	21,995
Tokyu Corp.	27,000	140,786
Tokyu Land Corp.	10,000	42,069
Tonengeneral Sekiyu KK	9,000	92,263
Toppan Printing Co. Ltd.	16,000	175,216
Toray Industries Inc.	34,000	152,549
Toshiba Corp.	83,000	346,850
Tosoh Corp.	14,000	69,213
Toto Ltd.	9,000	77,235
Toyo Seikan Kaisha Ltd.	4,000	74,288
Toyo Suisan Kaisha Ltd.	3,000	46,873
Toyobo Co. Ltd.	14,000	34,084
Toyoda Gosei Co. Ltd.	1,600	28,894
Toyota Industries Corp.	5,500	154,937
Toyota Motor Corp.	82,300	3,063,075
Trend Micro Inc.	2,500	107,504
UBE Industries Ltd.	25,000	51,537
UFJ Holdings Inc. (a)	110	578,704
UNI Charm Corp.	1,200	53,841
Uniden Corp.	2,000	41,509
UNY Co. Ltd.	5,000	60,072
Ushio Inc.	3,000	57,367
USS Co. Ltd.	710	54,969
Wacoal Corp.	3,000	39,821
West Japan Railway Co.	48	195,663
World Co. Ltd.	1,000	36,192
Yahoo! Japan Corp. (a)	54	126,431
Yahoo! Japan Corp.-W/I (a)	54	126,934
Yakult Honsha Co. Ltd.	3,000	57,786
Yamada Denki Co. Ltd.	2,100	110,088

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Yamaha Corp.	4,600	$66,379
Yamaha Motor Co. Ltd.	4,400	75,314
Yamanouchi Pharmaceutical	9,500	321,673
Yamato Transport Co. Ltd.	11,000	157,399
Yamazaki Baking Co. Ltd.	3,000	28,320
Yokogawa Electric Corp.	6,000	81,265
Zeon Corp.	4,000	29,924

		54,585,541

Luxembourg (0.14%)
Arcelor	13,765	314,522
Stolt Offshore SA (a)	5,345	41,240

		355,762

Netherlands (5.06%)
ABN Amro Holdings NV	46,037	1,142,012
Aegon NV	39,654	535,007
AKZO Nobel	7,688	350,933
ASML Holding NV (a)	13,963	235,801
Corio NV	1,172	65,513
DSM NV	2,140	150,742
Euronext	2,738	97,409
Getronics NV (a)	14,898	34,562
Hagemeyer NV (a)	14,127	35,886
Heineken NV	6,931	240,114
IHC Caland NV	883	56,076
ING Groep NV CVA	53,419	1,613,145
Koninklijke AHold NV (a)	44,188	369,963
Koninklijke KPN NV	61,927	553,797
Koninklijke Numico NV (a)	4,187	171,262
OCE NV	2,286	36,531
Philips Electronics NV	37,565	1,034,580
Qiagen NV (a)	4,066	48,166
Randstad Holding NV	1,345	59,861
Reed Elsevier NV	19,825	298,824
Rodamco Europe NV	1,401	104,770
Royal Dutch Petroleum	59,369	3,548,712
Stmicroelectronics NV	16,764	278,975
TNT Post Group	10,796	307,128
Unilever NV-CVA	16,217	1,103,447
Vedior NV-CVA	4,907	87,255
VNU NV	6,846	199,637
Wereldhave NV	569	58,259
Wolters Kluwer - CVA	8,109	148,081

		12,966,448

New Zealand (0.22%)
Auckland International Airport	9,414	54,292
Carter Holt Harvey Ltd.	19,351	27,143
Contact Energy Ltd.	8,708	40,301
Fisher & Paykel Appliances Class H	6,917	14,627
Fisher & Paykel Healthcare Class C	9,905	21,087
Fletcher Building Ltd.	12,305	58,174
Independent Newspapers Ltd.	2,780	11,876
NGC Holdings Ltd.	3,020	6,601
Sky City Entertainment Group	11,467	40,169
Sky Network Television Ltd.	1,446	6,620
Telecom Corp. of New Zealand	55,339	238,772
The Warehouse Group Ltd.	6,267	17,715
Tower Ltd. (a)	9,053	11,409
Waste Management Ltd.	3,571	15,560

		564,346

Norway (0.65%)
DNB Nor ASA	19,036	194,483
Frontline Ltd.	1,206	57,657
Norsk Hydro ASA	4,066	335,532
Norske Skogindustrier Class ASA	3,165	63,173
Orkla AS Class A	5,282	193,353
Petroleum Geo Services (a)	554	36,495
Schibsted ASA	1,284	33,732
Smedvig ASA Class A	1,055	19,809
Statoil ASA	18,415	313,805
Storebrand ASA	6,883	62,447
Tandberg ASA	3,586	37,485
Telenor ASA	22,252	200,129
Tomra Systems ASA	5,858	26,158
Yara International ASA (a)	6,266	95,160

		1,669,418

Portugal (0.34%)
Banco Comercial Portugues-R	56,031	152,500
Banco Espirito Santo	3,010	52,275
BPI SPGS SA	10,426	42,565
Brisa Auto-Estradas-Priv Shr	10,061	84,887
Cimpor-Cimentos De Portugal	5,358	30,069
Energias De Portugal SA	60,892	169,676
Jeronimo Martins (a)	1,113	16,949
Portugal Telecom SGPS SA	21,793	255,333
PT Multimedia Servicos	1,413	35,253
Sonae SGPS SA	26,818	40,319

		879,826

Singapore (0.84%)
Allgreen Properties Ltd.	14,000	10,008
Ascendas Real Estate Investment Trust	20,000	22,777
Capitaland Ltd.	29,128	41,466
Capitamall Trust	12,000	14,830
Chartered Semiconductor Mfg. Ltd. (a)	30,600	18,352
City Developments Ltd.	12,031	47,009
Comfortdelgro Corp. Ltd.	46,000	46,536
Creative Technology Ltd.	1,500	14,448
Datacraft Asia Ltd. (a)	10,000	9,600
DBS Group Holdings Ltd.	32,445	292,855

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Singapore (Cont.)
Fraser & Neave Ltd.	5,300	$48,802
Haw Par Corp. Ltd.	3,374	10,731
Jardine Cycle & Carriage Ltd.	4,015	28,457
Keppel Corp. Ltd.	16,001	105,656
Keppel Land Ltd.	9,000	12,540
Neptune Orient Lines Ltd.	13,000	28,981
Oversea-Chinese Banking Corp.	30,000	250,795
Parkway Holdings Ltd.	22,000	21,723
Sembcorp Industries Ltd.	30,000	35,257
Sembcorp Logistics Ltd.	10,000	9,874
Sembcorp Marine Ltd.	13,000	15,199
Singapore Airlines Ltd.	15,000	108,133
Singapore Exchange Ltd.	25,000	31,804
Singapore Land Ltd.	2,000	6,482
Singapore Post Ltd.	38,000	19,682
Singapore Press Holdings Ltd.	44,200	122,097
Singapore Technologies Engineering	39,381	61,072
Singapore Telecommunications	188,790	295,065
SMRT Corp. Ltd.	28,000	15,775
Stats Chippac Ltd. (a)	23,000	14,769
Suntec (a)	18,000	13,957
United Overseas Bank	34,616	301,966
United Overseas Land Ltd.	9,000	11,940
Venture Corp. Ltd.	6,397	51,540
Wing Tai Holdings Ltd.	14,000	7,887

		2,148,065

Spain (3.96%)
Abertis Infraestructuras SA	7,242	163,598
AC Aguas De Barcelona (a)	21	447
AC. Acerinox	5,152	84,467
Acciona SA	801	72,254
ACS Activades Cons Y Serv	7,605	188,258
Aguas De Barcelona Class A	2,139	46,269
Altadis SA	7,639	312,362
Amadeus Global Travel	8,763	82,681
Antena 3 Television (a)	581	47,402
Banco Bilbao Vizcaya Argenta	91,786	1,494,128
Banco Popular Espanol	4,770	308,490
Banco Santander Central Hisp	169,279	2,060,110
Cintra Concesiones De Infrae (a)	5,493	59,089
Corporacion Mapfre SA	2,925	45,036
Endesa SA	27,048	608,214
Fomento De Construct Y Contra	1,379	70,471
Gamesa Corp Technologica	2,733	36,307
Gas Natural SDG SA	4,444	127,749
Grupo Ferrovial	1,726	97,734
Iberdrola SA	21,874	572,099
Iberia (Lineas Aer De Espana)	12,205	40,811
Inditex	6,086	181,971
Indra Sistemas SA	3,438	61,669
Metrovacesa SA	1,179	63,032
NH Hoteles SA (a)	2,552	32,811
Promotora De Infom SA	2,292	46,311
Repsol YPF SA	25,898	685,399
Sacyr Vallehermoso SA	3,041	54,508
Sogecable (a)	986	39,474
Telefonica Publicidad E Info	4,845	43,704
Telefonica SA	127,143	2,214,693
Union Fenosa SA	5,958	176,908
Zeltia SA (a)	4,675	39,141

		10,157,597

Sweden (2.46%)
Alfa Laval AB	2,441	40,041
ASSA Abloy AB Class B	8,400	118,784
Atlas Copco AB Class A	3,088	147,814
Atlas Copco AB Ser B	1,882	82,368
Axfood AB	665	16,221
Billerud Aktiebolag	1,796	26,413
Capio AB (a)	2,419	36,601
Castellum AB	979	31,980
D. Carnegie & Co. AB	1,400	15,937
Electrolux AB Class B	8,121	188,910
Elekta AB Class B (a)	835	30,110
Eniro AB	4,693	55,414
Ericsson LM Class B (a)	422,695	1,189,486
Gambro AB Class A	4,738	64,655
Gambro AB Class B	2,764	37,522
Getinge AB Class B	4,268	63,673
Hennes & Mauritz AB Class B	13,473	462,967
Hoganas AB Class B	736	21,128
Holmen AB Class B	1,523	47,919
Lundin Petroleum AB (a)	4,860	37,455
Modern Times Group (a)	1,492	45,150
Nordea Bank AB	61,066	617,426
OMX AB (a)	2,116	24,985
Oriflame Cosmetics SA-SDR (a)	1,050	21,901
Sandvik AB	6,158	256,015
SAS AB (a)	1,598	15,988
Scania AB Class B	2,653	112,923
Securitas AB Class B	8,524	136,208
Skandia Forsakrings AB	29,035	147,399
Skandinaviska Enskilda Bank Class A	13,526	256,303
Skanska AB Class B	10,525	127,253
SKF AB Class B	2,555	119,410
SSAB Svenskt AB Series A	1,528	37,921
SSAB Svenskt AB Series B	652	15,582
Svenska Cellulosa AB Class B	5,467	206,028
Svenska Handelsbanken	14,716	347,525
Swedish Match AB	9,931	121,475
Tele2 AB Class B	2,917	96,317
Teliasonera AB	59,614	354,060
Trelleborg AB Class B	2,394	41,470
Volvo AB Class A	2,774	118,466
Volvo AB Class B	6,368	281,405

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Sweden (Cont.)
Wihlborgs Fastigheter AB	3,328	$76,945
WM Data AB	7,612	18,837

		6,312,390

Switzerland (6.75%)
ABB Ltd. (a)	53,358	331,383
Adecco SA	3,691	202,699
CIBA Specialty Chemicals	1,902	123,053
CIE Fincance Richemont Class A	14,828	465,408
Clariant AG	6,575	113,490
Credit Suisse Group (a)	32,387	1,390,122
Geberit AG Reg	102	74,687
Givaudan	218	139,946
Holcim Ltd.	4,501	276,715
Kudelski SA Bearer (a)	1,008	36,357
Kuoni Reisen Holding	78	34,490
Logitech International (a)	1,222	74,310
Lonza Group AG	1,044	63,878
Micronas Semiconductor (a)	1,010	42,127
Nestle SA	11,492	3,143,526
Nobel Biocare Holding AG	102	21,464
Nobel Biocare Holding AG	543	113,873
Novartis AG	67,444	3,145,714
Phonak Holding AG	1,185	40,809
Rieter Holding AG	136	42,971
Roche Holding AG	20,017	2,145,007
Schindler Holding AG	156	57,766
Serono SA Class B	177	128,421
SGS SA	120	86,463
Straumann Holding AG-REG	224	48,494
Sulzer AG	107	46,061
Swiss Reinsurance	9,151	655,145
Swisscom AG	759	278,197
Syngenta AG (a)	2,981	311,219
Synthes Inc.	1,270	141,188
The Swatch Group AG	1,683	46,846
The Swatch Group AG Class B	971	133,433
UBS AG	30,458	2,571,370
Unaxis Holding AG	350	49,150
Valora Holding AG	102	23,254
Zurich Financial Services (a)	4,094	718,294

		17,317,330

United Kingdom (24.99%)
3I Group PLC	17,385	220,557
Aegis Group PLC	32,680	62,977
Aggreko PLC	6,054	20,588
Alliance Unichem PLC	7,225	105,584
AMEC PLC	9,756	58,798
Amvescap PLC	21,079	132,914
Anglo American PLC	40,392	957,723
ARM Holdings PLC	39,814	79,170
Arriva PLC	6,186	$61,358
Associated British Ports Holdings PLC	9,292	84,354
Astrazeneca PLC	46,982	1,851,598
Aviva PLC	64,688	776,065
BAA PLC	30,367	334,768
BAE Systems PLC	90,810	445,217
Balfour Beatty PLC	11,946	70,530
Barclays PLC	183,538	1,875,963
Barratt Developments PLC	6,776	84,428
BBA Group PLC	12,207	69,592
Bellway PLC	3,184	52,937
BG Group PLC	100,292	779,243
BHP Billiton PLC	70,174	942,642
BOC Group PLC	14,132	272,069
Boots Group PLC	21,456	252,747
BP PLC	613,813	6,360,828
BPB PLC	13,757	129,046
Brambles Industries PLC	21,292	121,888
British Airways PLC (a)	15,321	76,417
British American Tobacco PLC	45,791	807,166
British Land Co. PLC	14,572	221,348
British Sky Broadcasting PLC	35,798	392,610
BT Group PLC	242,907	943,089
Bunzl PLC	12,502	122,116
Cable & Wireless PLC	67,674	165,255
Cadbury Schweppes PLC	58,675	588,084
Capita Group PLC	18,672	132,642
Carnival PLC	4,845	266,005
Cattles PLC	9,132	58,315
Centrica PLC	108,338	472,306
Close Brothers Group PLC	3,443	50,413
Cobham PLC	3,104	81,925
Compass Group PLC	61,113	278,838
Cookson Group PLC (a)	57,227	43,248
Corus Group PLC (a)	114,750	117,070
Daily Mail & General NV	8,451	114,959
Davis Service Group PLC	5,665	46,772
De La Rue PLC	5,153	37,190
Diageo PLC	85,932	1,211,141
Dixons Group PLC	55,280	159,533
Eircom Group PLC	14,220	37,413
Electrocomponents PLC	11,470	53,634
EMAP PLC	7,468	117,107
EMI Group PLC	22,028	98,321
Enterprise Inns	9,836	143,276
Exel PLC	8,270	132,496
FirstGroup PLC	11,683	75,765
FKI PLC	14,846	29,802
Friends Provident PLC	54,712	183,219
GKN PLC	20,220	96,937
GlaxoSmithKline PLC	167,442	3,837,303
Great Portland Estates	3,771	23,351
Group 4 Securicor (a)	32,208	83,365

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
GUS PLC	28,772	$495,210
Hammerson PLC	7,870	123,634
Hanson PLC	21,009	198,660
Hays PLC	47,484	119,316
HBOS PLC	111,803	1,742,643
Hilton Group PLC	45,149	256,753
HMV Group PLC	10,940	51,724
HSBC Holdings PLC	318,525	5,036,976
ICAP PLC	13,866	71,911
IMI PLC	9,500	73,678
Imperial Chemical Industries PLC	34,241	173,050
Imperial Tobacco Group PLC	20,649	541,879
Inchcape PLC	2,167	81,145
Intercontinental Hotels Group	17,589	205,201
International Power PLC (a)	42,307	143,276
Intertek Group PLC	4,333	63,321
Invensys PLC (a)	152,577	44,681
ITV PLC	116,811	281,381
Johnson Matthey PLC	6,371	119,043
Kelda Group PLC	10,222	115,488
Kesa Electricals PLC	15,494	88,477
Kidde PLC	23,865	75,297
Kingfisher PLC	66,513	362,852
Land Securities Group PLC	13,128	320,699
Legal and General Group PLC	184,774	395,348
Liberty International PLC	7,551	137,454
Lloyds TSB Group PLC	159,094	1,436,755
LogicaCMG PLC	21,951	73,405
London Stock Exchange GBP	7,306	62,632
Man Group PLC	7,995	207,542
Marconi Corp. PLC (a)	5,998	61,080
Marks & Spencer Group PLC	47,053	307,584
Meggitt PLC	11,275	56,077
MFI Furniture Group PLC	17,686	39,095
Misys PLC	15,108	63,224
Mitchells & Butler	15,555	101,242
National Express Group PLC	4,162	70,966
National Grid Transco PLC	87,816	813,378
Next PLC	7,553	227,177
Novar PLC	13,163	46,318
Pearson PLC	22,945	279,607
Peninsular & Orient Steam Navigation Co.	21,151	115,686
Persimmon PLC	7,881	112,491
Pilkington PLC	27,388	61,317
Premier Farnell PLC	9,371	30,054
Provident Financial PLC	7,546	100,937
Prudential PLC	66,996	640,472
Punch Taverns PLC-W/I	7,142	92,834
Rank Group PLC	17,010	87,975
Reckitt Benckiser PLC	17,498	556,052
Reed Elsevier PLC	36,492	378,160
Rentokil Initial PLC	51,130	156,492
Reuters Group PLC	40,999	316,034
Rexam PLC	15,263	136,901
Rio Tinto PLC	30,414	983,161
Rolls Royce Group (a)	43,375	199,954
Royal & Sun Alliance Insurance Group PLC	80,444	119,307
Royal Bank of Scotland Group	90,429	2,877,072
Sabmiller PLC	22,774	356,478
Sage Group PLC	35,706	135,762
Sainsbury	38,797	212,018
Schroders PLC	3,763	50,264
Scottish & Newcastle PLC	23,214	201,967
Scottish & Southern Energy PLC	24,352	405,563
Scottish Power PLC	52,981	409,397
Serco Group PLC	12,989	59,939
Severn Trent PLC	9,855	170,364
Shell Transport & Trading Co. PLC	274,262	2,461,275
Signet Group PLC	48,078	97,646
Slough Estates PLC	12,529	115,396
Smith & Nephew PLC	26,702	250,979
Smiths Group PLC	15,985	257,157
SSL International PLC	4,684	26,792
Stagecoach Group	23,953	50,006
Tate & Lyle PLC	12,132	121,825
Taylor Woodrow PLC	16,699	96,541
Tesco PLC	220,548	1,318,796
The Berkeley Group Holdings (a)	2,941	45,035
TI Automotive Ltd. (a) (b)	12,271	—
Tomkins PLC	22,763	113,644
Trinity Mirror PLC	8,304	109,978
Unilever PLC	78,568	776,333
United Business Media	9,640	96,892
United Utilities PLC	16,016	190,934
United Utilities PLC Class A	8,898	75,734
Vodafone Group PLC	1,875,905	4,979,527
Whitebread PLC	8,452	148,745
William Hill PLC-W/I	11,422	118,903
Wimpey (George) PLC	10,939	90,935
Wolseley PLC	16,646	348,458
WPP Group PLC	33,641	382,937
Yell Group PLC	19,987	178,612

		64,086,925

Total Common Stocks (cost $232,698,372)		253,349,191

Preferred Stocks (0.23%)

Germany (0.23%)
Fresenius Medical Care PFD	763	43,956
Henkel KGAA Vorzug	1,703	153,950
Porsche AG PFD	223	161,851
Prosieben Sat 1 Media AG	2,408	45,128

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares or principal amount	Value
Preferred Stocks (Cont.)

Germany (Cont.)
RWE AG-Non VTG PFD	1,153	$60,999
Volkswagen AG PFD	3,066	110,548

		576,432

Total Preferred Stocks (cost $461,464)		576,432

Repurchase Agreement (0.24%)
Investors Triparty Repurchase Agreement, (c)
2.380% to be repurchased at $622,119 on 04/01/2005	$622,077	622,077

Total Repurchase Agreement (cost $622,077)		622,077

TOTAL INVESTMENTS (99.26%) (cost $233,781,913)		254,547,700
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.74%)		1,893,057

NET ASSETS (100.0%)		$256,440,757

(a)	Non-income producing security.
(b)	Security valued at fair value.
(c)	Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency Securities with a market value of $634,520 as of March 31, 2005.
(d)	At March 31, 2005, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

Approximately 34.51% of the investment securities are denominated in the Euro, followed by 25.16% in the British Pound, 21.44% in the Japanese Yen, 6.76% in the Swiss Franc, 5.18% in the Australian Dollar, 2.53% in the Swedish Krone and 1.63% in the Hong Kong Dollar. The remaining investment securities representing 2.79% of total investments, are denominated in five currencies, each of which represents less than 0.84% of total investments.

INTERNATIONAL FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$69,994,186	27.30%
Consumer Discretionary	31,085,056	12.12
Industrials	25,124,678	9.80
Energy	21,800,457	8.50
Consumer Staples	20,813,010	8.12
Health Care	19,836,343	7.73
Materials	18,640,624	7.27
Telecommunication Services	18,165,912	7.08
Information Technology	14,910,019	5.81
Utilities	13,350,137	5.21
Consumer Goods & Services	205,201	0.08

Total Stocks	253,925,623	99.02
Repurchase Agreement	622,077	0.24
Cash and Other Assets, Net of Liabilities	1,893,057	0.74

Net Assets	$256,440,757	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
Registered Investment Companies (100.13%)
State Farm Variable Product Trust Bond Fund (40.35%) (a)	3,352,112	$33,789,284
State Farm Variable Product Trust Large Cap Equity Index Fund (59.78%) (a)	4,174,383	50,050,855

Total Registered Investment Companies (cost $86,573,141)		83,840,139

TOTAL INVESTMENTS (100.13%) (cost $86,573,141)		83,840,139
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.13%)		(108,272)

NET ASSETS (100.00%)		$83,731,867

(a)	The Stock and Bond Balanced Fund’s Investment Adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (63.02%)

Aerospace/Defense (1.06%)
TRW Inc.
6.730%, 07/11/2007	$900,000	$928,057
General Dynamics Corp.
3.000%, 05/15/2008	1,000,000	959,897

		1,887,954

Agriculture, Foods, & Beverage (5.76%)
Coca-Cola
4.000%, 06/01/2005	1,000,000	1,001,275
Sysco Corp.
4.750%, 07/30/2005	1,000,000	1,004,405
Kellogg Co.
6.000%, 04/01/2006	1,000,000	1,017,844
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006	1,000,000	977,785
Bottling Group LLC
2.450%, 10/16/2006	1,000,000	976,997
General Mills Inc.
5.125%, 02/15/2007	1,000,000	1,016,861
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	952,600
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,096,839
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,094,809
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,099,018

		10,238,433

Automotive (3.56%)
Toyota Motor Credit
5.650%, 01/15/2007	1,000,000	1,026,066
General Motors Acceptance Corp.
6.150%, 04/05/2007	1,500,000	1,471,405
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	959,081
General Motors Corp.
7.200%, 01/15/2011	1,000,000	902,772
Ford Motor Credit Co.
7.375%, 02/01/2011	1,000,000	993,535
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	1,000,000	965,000

		6,317,859

Banks (3.03%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,020,196
Bank One Corp.
2.625%, 06/30/2008	1,000,000	944,223
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	977,773
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,467,619
US Bank NA
4.950%, 10/30/2014	500,000	493,643
Fifth Third Bank
4.750%, 02/01/2015	500,000	483,173

		5,386,627

Building Materials & Construction (1.98%)
Masco Corp.
6.750%, 03/15/2006	500,000	512,196
York International Corp.
6.625%, 08/15/2006	1,000,000	1,031,317
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	997,015
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	984,957

		3,525,485

Chemicals (3.45%)
Praxair Inc.
6.900%, 11/01/2006	1,000,000	1,045,825
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,038,687
Great Lakes Chemical Corp.
7.000%, 07/15/2009	2,000,000	2,129,970
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	969,899
EI du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	952,863

		6,137,244

Computers (0.57%)
International Business Machines Corp.
4.125%, 06/30/2005	1,000,000	1,002,682

Consumer & Marketing (6.29%)
The Procter & Gamble Co.
4.000%, 04/30/2005	1,000,000	998,798
The Gillette Co.
4.000%, 06/30/2005	1,000,000	1,001,727
Hasbro Inc.
5.600%, 11/01/2005	2,000,000	2,016,338
Steelcase Inc.
6.375%, 11/15/2006	1,000,000	1,018,323
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	964,748
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	987,289
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,120,000

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
Clorox Co.
6.125%, 02/01/2011	$1,000,000	$1,068,686
Kimberly Clark Corp.
5.000%, 08/15/2013	1,000,000	1,013,582
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	994,485

		11,183,976

Consumer Staples (1.73%)
Dean Foods Co.
8.150%, 08/01/2007	1,000,000	1,055,000
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	973,586
5.625%, 11/01/2011	1,000,000	1,037,607

		3,066,193

Electronic/Electrical Mfg. (1.44%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	517,391
5.750%, 11/01/2011	1,000,000	1,048,546
General Electric Co.
5.000%, 02/01/2013	1,000,000	998,547

		2,564,484

Financial Services (1.67%)
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	1,014,216
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	972,319
Citigroup Inc.
4.125%, 02/22/2010	500,000	486,178
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	488,733

		2,961,446

Forest Products & Paper (1.44%)
International Paper Co.
7.875%, 08/01/2006	1,000,000	1,043,079
Weyerhaeuser Co.
6.125%, 03/15/2007	1,000,000	1,034,693
International Paper Co.
4.000%, 04/01/2010	500,000	480,932

		2,558,704

Health Care (5.56%)
Eli Lilly & Co.
2.900%, 03/15/2008	1,000,000	961,720
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	984,590
Abbott Laboratories
5.400%, 09/15/2008	500,000	517,263
Abbott Laboratories
3.500%, 02/17/2009	500,000	484,603
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	989,408
Amgen Inc. (a)
4.000%, 11/18/2009	1,000,000	974,026
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	962,655
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	967,318
Schering Plough Corp.
5.550%, 12/01/2013	500,000	510,777
Astrazeneca PLC SP
5.400%, 06/01/2014	1,000,000	1,029,324
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,019,470
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	482,117

		9,883,271

Machinery & Manufacturing (5.11%)
3M Co.
4.150%, 06/30/2005	1,000,000	1,001,783
Ingersoll Rand
6.250%, 05/15/2006	1,000,000	1,022,699
Cooper Industries Inc.
5.250%, 07/01/2007	1,000,000	1,017,970
Dover Corp.
6.250%, 06/01/2008	1,425,000	1,512,808
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,069,060
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,122,271
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,089,177
Bemis Co. Inc. (a)
4.875%, 04/01/2012	500,000	497,765
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	743,584

		9,077,117

Media & Broadcasting (2.32%)
Gannett Co.
4.950%, 04/01/2005	1,000,000	1,000,000
The Walt Disney Co.
5.500%, 12/29/2006	1,000,000	1,019,620
New York Times Co.
4.500%, 03/15/2010	500,000	496,116
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	1,117,849

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Media & Broadcasting (Cont.)
New York Times Co.
5.000%, 03/15/2015	$500,000	$496,125

		4,129,710

Mining & Metals (1.94%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	942,094
Alcan Inc.
6.450%, 03/15/2011	500,000	545,532
BHP Billiton Finance
4.800%, 04/15/2013	1,000,000	988,005
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	969,439

		3,445,070

Oil & Gas (3.12%)
BP Capital Markets PLC
4.000%, 04/29/2005	1,000,000	1,000,759
ChevronTexaco
3.500%, 09/17/2007	1,000,000	984,289
Southern California Gas
4.375%, 01/15/2011	1,000,000	977,430
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,089,866
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	998,974
Vectren Utility
5.250%, 08/01/2013	500,000	498,079

		5,549,397

Pharmaceuticals (0.55%)
GlaxoSmithKline
2.375%, 04/16/2007	1,000,000	967,701

Retailers (2.76%)
Wal-Mart Stores Inc.
5.450%, 08/01/2006	500,000	509,741
Safeway Inc.
4.125%, 11/01/2008	1,000,000	970,076
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	993,877
CVS Corp.
4.000%, 09/15/2009	1,000,000	975,714
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	968,505
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	486,629

		4,904,542

Telecom & Telecom Equipment (3.97%)
AT&T Corp.
7.000%, 05/15/2005	1,000,000	1,003,860
BellSouth Telecommunications Inc.
6.500%, 06/15/2005	1,000,000	1,006,534
Deutsche Telekom International Financial
8.250%, 06/15/2005	2,000,000	2,019,290
Cingular Wireless
5.625%, 12/15/2006	1,000,000	1,021,579
Verizon Wireless
5.375%, 12/15/2006	1,000,000	1,018,746
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	989,249

		7,059,258

Utilities & Energy (5.71%)
Southwestern Electric Power
4.500%, 07/01/2005	1,000,000	1,002,875
Duke Energy Field Services
7.500%, 08/16/2005	500,000	507,179
Public Service Co. of Colorado
7.125%, 06/01/2006	2,000,000	2,071,494
Virginia Electric & Power
5.375%, 02/01/2007	1,000,000	1,019,586
Georgia Power
4.875%, 07/15/2007	1,000,000	1,015,042
Pacificorp
4.300%, 09/15/2008	1,000,000	994,888
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	962,814
Commonwealth Edison
4.740%, 08/15/2010	1,000,000	1,000,601
Duke Energy Corp.
6.250%, 01/15/2012	500,000	532,084
Union Elec Co.
5.500%, 05/15/2014	1,000,000	1,034,252

		10,140,815

Total Corporate Bonds (cost $110,916,612)		111,987,968

Taxable Municipal Bonds (0.54%)

New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	964,120

Total Taxable Municipal Bonds (cost $1,000,000)		964,120

Government Agency Securities (13.32%) (b)

Federal Home Loan Mortgage Corp.
5.250%, 01/15/2006	5,000,000	5,063,255
5.125%, 10/15/2008	4,000,000	4,107,492

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2005

(Unaudited)

	Shares or principal amount	Value
Government Agency Securities (Cont.)

Federal Home Loan Mortgage Corp. (Cont.)
6.625%, 09/15/2009	$2,000,000	$2,173,706
4.500%, 07/15/2013	1,500,000	1,472,409
5.200%, 03/05/2019	2,000,000	1,973,570

Federal National Mortgage Association
5.250%, 06/15/2006	1,000,000	1,016,656
7.125%, 03/15/2007	2,000,000	2,115,686
6.625%, 10/15/2007	2,000,000	2,120,600
3.250%, 08/15/2008	1,500,000	1,450,878
6.625%, 09/15/2009	2,000,000	2,172,866

Total Government Agency Securities (cost $22,963,413)		23,667,118

U.S. Treasury Obligations (17.02%)

U.S. Treasury Notes
5.750%, 11/15/2005	3,200,000	3,248,624
7.000%, 07/15/2006	2,000,000	2,084,532
3.500%, 11/15/2006	5,000,000	4,984,375
6.625%, 05/15/2007	3,000,000	3,170,040
5.500%, 02/15/2008	2,000,000	2,085,234
5.625%, 05/15/2008	2,000,000	2,096,172
6.000%, 08/15/2009	3,000,000	3,223,827
6.500%, 02/15/2010	3,000,000	3,303,399
5.000%, 08/15/2011	3,000,000	3,116,718
4.000%, 11/15/2012	3,000,000	2,928,750

Total U.S. Treasury Obligations (cost $30,524,113)		30,241,671

Short-term Investments (5.04%)
Citicorp,
2.820%, 04/05/2005	4,000,000	3,998,773
JPMorgan Treasury Plus Money Market Fund	4,963,826	4,963,826

Total Short-term Investments (cost $8,962,599)		8,962,599

TOTAL INVESTMENTS (98.94%) (cost $174,366,737)		175,823,476

OTHER ASSETS, NET OF LIABILITIES (1.06%)		1,876,622

NET ASSETS (100.00%)		$177,700,098

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $1,471,791 or 0.83% of net assets.
(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Principal amount	Value
Short-term Investments (100.15%)

Agriculture, Foods, & Beverage (4.92%)
Coca-Cola
2.620%, 04/22/2005	$2,760,000	$2,747,120

Automotive (19.28%)
New Center Asset Trust
2.540%, 04/01/2005	2,767,000	2,757,956
Toyota Motor Credit Corp.
2.570%, 04/06/2005	2,760,000	2,759,015
FCAR Owner Trust Series I
2.600%, 04/11/2005	2,760,000	2,758,007
American Honda Finance Corp.
2.770%, 05/11/2005	2,500,000	2,496,333

		10,771,311

Chemicals (3.57%)
EI du Pont de Nemours and Co.
2.760%, 05/20/2005	2,000,000	1,993,513

Computers (4.92%)
International Business Machines Corp.
2.730%, 05/04/2005	2,760,000	2,751,720

Consumer & Marketing (4.82%)
Procter & Gamble Co. (a)
2.560%, 04/20/2005	2,700,000	2,693,815

Financial Services (22.33%)
ChevronTexaco Funding Corp.
2.480%, 04/01/2005	2,760,000	2,760,000
Citicorp
2.820%, 04/01/2005	2,750,000	2,741,778
Caterpillar Financial Services Corp.
2.520%, 05/09/2005	1,500,000	1,496,274
Household Finance Corp.
2.750%, 05/27/2005	2,750,000	2,744,637
General Electric Capital Corp.
2.910%, 06/01/2005	2,750,000	2,738,285

		12,480,974

Government Agency Securities (23.19%) (b)
Federal Home Loan Mortgage Corp.
2.570%, 04/26/2005	2,000,000	1,996,430
Federal National Mortgage Association
2.540%, 04/13/2005	2,000,000	1,998,307
2.610%, 04/27/2005	3,000,000	2,994,345
2.720%, 05/18/2005	3,000,000	2,990,083
2.960%, 06/22/2005	3,000,000	2,979,773

		12,958,938

	Shares or principal amount	Value

Health Care (4.91%)
Pfizer Inc.
2.490%, 05/05/2005	$2,750,000	$2,743,533

Registered Investment Companies (2.46%)
JPMorgan Treasury Plus Money Market Fund	1,376,722	1,376,722

Telecom & Telecom Equipment (9.75%)
BellSouth Corp.
2.620%, 04/04/2005	2,750,000	2,749,400
SBC Communications (a)
2.890%, 05/24/2005	2,700,000	2,696,382

		5,445,782

Total Short-term Investments (cost $55,963,428)		55,963,428

TOTAL INVESTMENTS (100.15%) (cost $55,963,428)		55,963,428

LIABILITIES, NET OF OTHER ASSETS (-0.15%)		(82,998)

NET ASSETS (100.00%)		$55,880,430

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $5,390,197 or 9.65% of net assets.
(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

State Farm Variable Product Trust (the “Trust”) has six separate investment portfolios (each a “Fund” and together, the “Funds”). Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index® (the “Russell 2000”)2. The Small Cap Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap and Bond Funds of the Trust.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Bond Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less

(1)	“Standard & Poor’s®” , “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance CAll of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days orompany, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.
(2)	The Russell 2000® Index is a trademark/service mark, and Russell ™ is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

(other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective Fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at the net proceeds from the sales transaction.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are valued pursuant to procedures established by the Trust’s Board of Trustees. These procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain at least one daily bid price quotation from a broker or dealer in the securities. If SFIMC cannot obtain a daily bid price quotation for the security or if SFIMC believes the bid price quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. In fair valuing a security, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in fair valuing securities include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of March 31, 2005.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of March 31, 2005, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation(Depreciation)
Large Cap Fund	$510,193,536	$74,131,125	$(90,050,673)	$(15,919,548)
Small Cap Fund	222,437,209	63,612,150	(31,156,100)	32,456,050
International Fund	236,078,281	50,983,366	(32,513,947)	18,469,419
Balanced Fund	86,573,141	—	(2,733,002)	(2,733,002)
Bond Fund	174,366,737	3,276,219	(1,819,480)	1,456,739
Money Market Fund	55,963,428	—	—	—

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2005. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Financial instruments

The Large Cap, Small Cap, and International Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Fund may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap, Small Cap, and International Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

3. Futures and foreign currency contracts

The Large Cap, Small Cap and International Funds had the following open futures contracts at March 31, 2005:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Large Cap Fund	S&P 500 Index Mini	413	$25,056,634	$24,447,535	Long	June ‘05	$(609,099)
Small Cap Fund	Russell 2000 Index Mini	98	6,236,765	6,055,420	Long	June ‘05	(181,345)
International Fund	TOPIX Index	5	556,217	551,842	Long	June ‘05	(4,375)
International Fund	DJ Euro Stoxx 50	22	862,877	858,627	Long	June ‘05	(4,250)
International Fund	FTSE 100 IDX	8	751,362	742,613	Long	June ‘05	(8,749)

The International Fund had the following open forward foreign currency contracts at March 31, 2005.

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
25,000	Euro	1	04/01/2005	32,491	$80
20,000	Great Britain Pound	1	04/01/2005	37,792	125
45,000	Hong Kong Dollar	1	04/01/2005	5,770	—
5,000,000	Japanese Yen	1	04/01/2005	46,746	181
15,200	Norwegian Krone	1	04/01/2005	2,407	—
77,494	Swedish Krona	1	04/01/2005	11,003	2
13,756	Swiss Franc	1	04/01/2005	11,541	29

				Total	$417

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date, concluded that the registrant’s disclosure controls and procedures were operating in an effective manner.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date     5/23/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date     5/23/05

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date     5/23/05